                        NATIONWIDE LIFE INSURANCE COMPANY

                     Group Flexible Fund Retirement Contract

                   Issued by Nationwide Life Insurance Company through its Nationwide DC Variable Account

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

o        AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class
o        American Century: Income & Growth - Investor Class
o        American Century: Growth - Investor Class
o        American Century: Select - Investor Class
o        American Century: Ultra - Investor Class
o        American Century: Value - Investor Class
o        The Brown Capital Management-Small Company Fund
o        Davis New York Venture Fund - Class A
o        Dreyfus Appreciation Fund, Inc.
o        Dreyfus Cash Management Fund - Class A
o        Dreyfus Premier Midcap Stock Fund - Class A
o        Dreyfus S&P 500 Index Fund
o        The Dreyfus Premier Third Century Fund, Inc. - Class Z
o        Evergreen Income and Growth Fund - Class Y
o        Federated Bond Fund - Class F
o        Federated U.S. Government Securities Fund: 2-5 Years: Institutional
         Shares
o        Fidelity Advisor Growth Opportunities Fund - Class A
o        Fidelity Advisor High Yield Fund - Class T
o        Fidelity Asset Manager(TM)
o        Fidelity Equity-Income Fund
o        Fidelity Growth & Income Portfolio
o        INVESCO Dynamics Fund
o        INVESCO Equity Income Fund (formerly, INVESCO Industrial Income Fund)
o        INVESCO Total Return Fund
o        Janus Fund
o        Janus Worldwide Fund
o        Massachusetts Investors Growth Stock Fund - Class A
o        MAS Funds Fixed Income Portfolio
o        MFS(R) Growth Opportunities Fund - Class A
o        MFS(R) High Income Fund - Class A
o        Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio -
         Class B
o        Nationwide(R) Bond Fund - Class D
o        Nationwide(R) Fund - Class D
o        Nationwide(R) Growth Fund - Class D
o        Nationwide(R) Money Market Fund - Prime Shares
o Nationwide S&P 500(R) Index Fund - Institutional Service Class (formerly, Class Y)
o        LifeDesigns Series
         -        The Aggressive Portfolio
         -        The Moderately Aggressive Portfolio
         -        The Moderate Portfolio
         -        The Moderately Conservative Portfolio
         -        The Conservative Portfolio
o        Nationwide Separate Account Trust - Nationwide(R) Income Fund

o        Nationwide Separate Account Trust - Nationwide Small Company Fund
o        Neuberger Berman Guardian Fund, Inc.
o        Neuberger Berman Manhattan Fund, Inc.
o        Neuberger Berman Partners Trust
o        Oppenheimer Global Fund - Class A
o        Prestige Balanced Fund - Institutional Service Class (formerly,
         Class Y)
o        Prestige International Fund - Institutional Service Class (formerly,
         Class Y)
o        Prestige Large Cap Growth Fund - Institutional Service Class (formerly,
         Class Y)
o        Prestige Large Cap Value Fund - Institutional Service Class (formerly,
         Class Y)
o        Prestige Small Cap Fund - Institutional Service Class (formerly,
         Class Y)
o        Putnam International Growth Fund - Class A
o        Putnam Investors Fund - Class A
o        Putnam Voyager Fund - Class A
o        SEI Index Funds - S&P 500 Index Portfolio
o        Seligman Growth Fund, Inc. - Class A
o        Templeton Foreign Fund - Class A
o        T. Rowe Price International Stock Fund(R)

NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

o        Fidelity Contrafund(R)

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER OCTOBER 30, 1997:

o        Fidelity Magellan(R) Fund

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER JANUARY 1, 1994:

o        The Bond Fund of America(SM), Inc.
o        The Income Fund of America(R), Inc.
o        The Growth Fund of America(R), Inc.

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER AUGUST 1, 1993:

o        Delaware Group Decatur Fund, Inc. - Decatur Income Fund - Institutional
         Class

NOT AVAILABLE FOR NEW CONTRACTS ESTABLISHED ON OR AFTER JANUARY 1, 1987:

o        Fidelity Capital & Income Fund

NOT AVAILABLE FOR CONTRACTS ESTABLISHED ON OR AFTER MAY 1, 2000:

o        American Century: International Discovery - Investor Class
o        Warburg Pincus Emerging Growth Fund - Common Class

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the Nationwide DC Variable Account, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional information is on page 36.

For general information or to obtain FREE copies of the:

o        Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund; and
o        required Nationwide forms,

call:          1-800-545-4730
         TDD   1-800-238-3035

or write:

         NATIONWIDE LIFE INSURANCE COMPANY
         P.O. BOX 16766
         COLUMBUS, OHIO 43216

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

THIS ANNUITY IS NOT:

o        A BANK DEPOSIT             o        FEDERALLY INSURED
o        ENDORSED BY A BANK OR      o        AVAILABLE IN EVERY
         GOVERNMENT AGENCY                   STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

The contracts described in this prospectus are marketed primarily to public sector sponsors of non-qualified deferred compensation plans which qualify for tax treatment under Section 457 of the Internal Revenue Code. Many such public sector plan sponsors are members of national civic associations which provide assistance to member entities in establishing non-qualified deferred compensation plans and determining the investment options available under such plans. Acting on the recommendation of these associations, many plan sponsors have determined that their plans will permit investment in some, but not all, of the underlying mutual fund options of the variable account. In such cases, the offering prospectus for the variable account will reflect only those funds which the contract owner/plan sponsor has determined to be available under the plan.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ALLOCATED CONTRACT- Contract under which Nationwide maintains individual accounts on behalf of each participant.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GROUP FIXED CONTRACT- Nationwide's Group Fixed Fund Retirement contract or Group Fixed Tax Deferred Annuity contract.

INITIAL TRANSFER- The initial amount transferred by a contract owner from an investment product offered by a provider other than Nationwide. The initial transfer is the initial purchase payment under a contract.

NATIONWIDE- Nationwide Life Insurance Company.

PARTICIPANT ACCOUNT- An account established by Nationwide for each participant. All financial transactions affecting a participant under the contract, other than the purchase and payment of an annuity from the general account of Nationwide, are recorded in the participant's account.

PARTICIPANT ACCOUNT YEAR- For each participant, the participant account year is each one-year period starting with either the date accumulation units were first credited to the participant's account, or an anniversary of that date.

PARTICIPANT EFFECTIVE DATE- The first date accumulation units are credited to the participant's account on behalf of the participant under the contract.

RETIRED PARTICIPANT- A participant who is receiving payments according to the selected optional retirement income form.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide DC Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................4

SUMMARY OF CONTRACT EXPENSES......................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............7

EXAMPLE..........................................11

CONDENSED FINANCIAL INFORMATION..................15

FINANCIAL STATEMENTS.............................15

SYNOPSIS OF THE CONTRACTS........................15

NATIONWIDE LIFE INSURANCE COMPANY................16

NATIONWIDE INVESTMENT SERVICES CORPORATION.......16

INVESTING IN THE CONTRACT........................17
     The Variable Account and Underlying
          Mutual Funds

ACCOUNT CHARGES AND DEDUCTIONS...................18
     Contingent Deferred Sales Charge
     Participant Account Maintenance Charge
     Variable Account Annual Expense Fee
     Premium Taxes

CONTRACT RIGHTS..................................20

OPERATION OF THE CONTRACT........................20
     Minimum Purchase Payments
     Application of Purchase Payments
     Allocation of Purchase Payments
     Determining Variable Account Value -
          Valuing an Accumulation Unit
     Determining Participant Account Value
     Exchange Privilege
     Transfer Requests
     Experience Credits

MODIFICATION OF THE CONTRACT.....................23

CONTRACT SUSPENSION AND TERMINATION..............23

REDEMPTION OF PARTICIPANT ACCOUNTS...............23

RETIREMENT PERIOD................................24
     Additional Purchase Payment Before
          Beginning Retirement Income Payments
     Retirement Income Payments
     Election of Retirement Income Form and
          Date
     Retirement Income Forms
     Determination of Life Income Payments
     Assumed Investment Rate
     Value of an Annuity Unit

DEATH OF PARTICIPANT.............................27
     Participant Death Before Retirement
     Death of Retired Participant

FEDERAL TAX CONSIDERATIONS.......................27
     Contracts Issued under the New York
          Model Plan

STATEMENTS AND REPORTS...........................28

LEGAL PROCEEDINGS................................28

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..29

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION.................................36

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL
     FUNDS.......................................37

APPENDIX B: CONDENSED FINANCIAL INFORMATION......48

SUMMARY OF CONTRACT EXPENSES

All charges are subject to negotiation therefore the expenses described below may vary from contract to contract. Please refer to the appropriate prospectus provision for more details.

PARTICIPANT TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge
(as a percentage of purchase payments) ......5%

MAXIMUM PARTICIPANT ACCOUNT MAINTENANCE
CHARGE......................................$50

MAXIMUM VARIABLE ACCOUNT ANNUAL EXPENSE
FEE(1)(as a percentage of daily net assets of the
variable account)...............0.95% per annum

(1) The maximum Variable Account Annual Expense Fee does not include:

o premium taxes that may be imposed by the state in which the contract was issued; or

o deductions for management fees and other expenses made by the underlying mutual funds.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                   (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND
                     NET ASSETS AFTER EXPENSE REIMBURSEMENT)

---------------------------------------------------------------------------------------------------------------
                                                Management          Other          12b-1      Total Mutual Fund
                                                   Fees           Expenses          Fees           Expenses
---------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM Constellation         0.63%            0.01%          0.00%           0.64%
Fund - Institutional Class
---------------------------------------------------------------------------------------------------------------
American Century: Growth - Investor Class          1.00%            0.00%          0.00%           1.00%
---------------------------------------------------------------------------------------------------------------
American Century: Income & Growth -                0.68%            0.00%          0.00%           0.68%
Investor Class
---------------------------------------------------------------------------------------------------------------
American Century: International Discovery -        1.59%            0.00%          0.00%           1.59%
Investor Class
---------------------------------------------------------------------------------------------------------------
American Century: Select - Investor Class          1.00%            0.00%          0.00%           1.00%
---------------------------------------------------------------------------------------------------------------
American Century: Ultra - Investor Class           1.00%            0.00%          0.00%           1.00%
---------------------------------------------------------------------------------------------------------------
American Century: Value - Investor Class           1.00%            0.00%          0.00%           1.00%
---------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM}, Inc.                 0.32%            0.12%          0.25%           0.69%
---------------------------------------------------------------------------------------------------------------
The Brown Capital Management - Small               0.65%            0.85%          0.00%           1.50%
Company Fund
---------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund - Class A              0.53%            0.15%          0.22%           0.90%
---------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc. - Decatur        0.59%            0.26%          0.00%           0.85%
Income Fund - Institutional Class
---------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                    0.28%            0.36%          0.25%           0.89%
---------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock Fund - Class A        1.10%            0.00%          0.25%           1.35%
---------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management Fund - Class A             0.20%            0.00%          0.00%           0.20%
---------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                         0.25%            0.00%          0.25%           0.50%
---------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third Century Fund, Inc.       0.75%            0.10%          0.11%           0.96%
- Class Z
---------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund - Class Y         0.99%            0.22%          0.00%           1.21%
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                      0.64%            0.45%          0.00%           1.09%
---------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund:         0.40%            0.15%          0.00%           0.55%
2-5 Years - Institutional Shares
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund -       0.43%            0.24%          0.25%           0.92%
Class A
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T         0.58%            0.21%          0.25%           1.04%
---------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                         0.53%            0.22%          0.00%           0.75%
---------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                     0.58%            0.24%          0.00%           0.82%
---------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)                             0.45%            0.20%          0.00%           0.65%
---------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                        0.47%            0.20%          0.00%           0.67%
---------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                 0.49%            0.19%          0.00%           0.68%
---------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                          0.43%            0.19%          0.00%           0.62%
---------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.                0.34%            0.11%          0.25%           0.70%
---------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                0.28%            0.07%          0.24%           0.59%
---------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                              0.52%            0.27%          0.25%           1.04%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                Management          Other          12b-1          Total Mutual
                                                   Fees           Expenses          Fees          Fund Expenses
---------------------------------------------------------------------------------------------------------------
INVESCO Equity Income Fund (formerly, INVESCO         0.48%            0.21%           0.25%            0.94%
Industrial Income Fund)
---------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund                             0.56%            0.23%           0.25%            1.04%
---------------------------------------------------------------------------------------------------------------
Janus Fund                                            0.65%            0.20%           0.00%            0.85%
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                  0.65%            0.24%           0.00%            0.89%
---------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Aggressive Portfolio         0.50%            0.00%           0.00%            0.50%
---------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Conservative Portfolio       0.50%            0.00%           0.00%            0.50%
---------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderate Portfolio           0.50%            0.00%           0.00%            0.50%
---------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Aggressive        0.50%            0.00%           0.00%            0.50%
Portfolio
---------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately                   0.50%            0.00%           0.00%            0.50%
Conservative Portfolio
---------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                      0.38%            0.11%           0.00%            0.49%
---------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund -           0.33%            0.00%           0.35%            0.68%
Class A
---------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A            0.42%            0.00%           0.19%            0.61%
---------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                     0.44%            0.00%           0.30%            0.74%
---------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional Fund, Inc. - Equity      0.60%            0.20%           0.25%            1.05%
Growth Portfolio - Class B
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D                     0.50%            0.33%           0.00%            0.83%
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D                          0.56%            0.17%           0.00%            0.73%
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class D                   0.58%            0.22%           0.00%            0.80%
---------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund - Prime               0.40%            0.21%           0.00%            0.61%
Shares
---------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Institutional      0.13%            0.35%           0.00%            0.48%
Service Class (formerly, Class Y)
---------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide        0.45%            0.30%           0.00%            0.75%
Income Fund
---------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide        0.98%            0.17%           0.00%            1.15%
Small Company Fund
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                  0.70%            0.12%           0.00%            0.82%
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Manhattan Fund, Inc.                 0.79%            0.21%           0.00%            1.00%
---------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust                       0.85%            0.06%           0.00%            0.91%
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A                     0.69%            0.26%           0.21%            1.16%
---------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Institutional Service        0.75%            0.20%           0.00%            0.95%
Class (formerly, Class Y)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                Management          Other          12b-1          Total Mutual
                                                   Fees           Expenses          Fees          Fund Expenses
---------------------------------------------------------------------------------------------------------------
Prestige International Fund - Institutional           0.85%            0.40%           0.00%            1.25%
Service Class (formerly, Class Y)
---------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Institutional        0.80%            0.25%           0.00%            1.05%
Service Class (formerly, Class Y)
---------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Institutional         0.75%            0.25%           0.00%            1.00%
Service Class (formerly, Class Y)
---------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Institutional Service       0.95%            0.25%           0.00%            1.20%
Class (formerly, Class Y)
---------------------------------------------------------------------------------------------------------------
Putnam International Growth Fund - Class A            0.64%            0.38%           0.25%            1.27%
---------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                       0.47%            0.17%           0.25%            0.89%
---------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                         0.47%            0.18%           0.25%            0.90%
---------------------------------------------------------------------------------------------------------------
SEI Index Funds -S&P 500 Index Portfolio              0.00%            0.00%           0.40%            0.40%
---------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                  0.70%            0.22%           0.24%            1.16%
---------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)             0.67%            0.15%           0.00%            0.82%
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                      0.61%            0.27%           0.25%            1.13%
---------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund - Common          0.90%            0.33%           0.00%            1.23%
Class
---------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

---------------------------------------------------------------------------------------------------------------------
                                                   Management          Other           12b-1         Total Mutual
                                                      Fees           Expenses           Fees        Fund Expenses
---------------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM Constellation            0.63%            0.03%           0.00%            0.66%
Fund, Inc. - Institutional Class
---------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                    0.32%            0.12%           0.30%            0.74%
---------------------------------------------------------------------------------------------------------------------
The Brown Capital Management - Small                  1.00%            0.85%           0.00%            1.85%
Company Fund
---------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                         0.75%            0.47%           0.00%            1.22%
---------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5        0.40%            0.39%           0.00%            0.79%
Years - Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Institutional      0.45%            0.44%           0.00%            0.89%
Service Class
---------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide        0.13%            0.54%           0.00%            0.67%
Income Fund
---------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Institutional Service        0.75%            2.56%           0.00%            3.31%
Class (formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Institutional           0.85%            5.45%           0.00%            6.30%
Service Class (formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Institutional        0.80%            2.66%           0.00%            3.46%
Service Class (formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Institutional         0.75%            3.46%           0.00%            4.21%
Service Class (formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -  Institutional Service      0.95%            3.92%           0.00%            4.87%
Class (formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------
SEI Index Funds - SEP 500 Index Portfolio             0.30%            0.41%           0.00%            0.44%
---------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the CDSC at 5% of total purchase payments and the maximum Variable Account Annual Expense Fee of 0.95%. The example reflects the Participant Account Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

For those Contracts that have a different CDSC schedule, a lower Variable Account Annual Expense Fee and/or a lower or no Participant Account Charge, the actual expenses are reduced.

--------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM     67     102    139     244      17    52      89     194     17     52      89     194
Constellation Fund -
Institutional Class
--------------------------------------------------------------------------------------------------------------------------
American Century:                77     132    190     347      27    82     140     297     27     82     140     297
International Discovery -
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Income &       67     103    141     249      17    53      91     199     17     53      91     199
Growth - Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Growth -       70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Select -       70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -        70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Value -        70     113    159     284      20    63     109     234     20     63     109     234
Investor Class
--------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),    67     103    142     250      17    53      92     200     17     53      92     200
Inc.
--------------------------------------------------------------------------------------------------------------------------
The Brown Capital Management     76     129    185     337      26    79     135     287     26     79     135     287
- Small Company Fund
--------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund -    69     110    153     273      19    60     103     223     19     60     103     223
Class A
--------------------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund,     69     108    151     268      19    58     101     218     19     58     101     218
Inc. - Decatur Income Fund -
Institutional Class
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,       69     110    153     272      19    60     103     222     19     60     103     222
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock     74     124    177     322      24    74     127     272     24     74     127     272
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management -        62      88    115     194      12    38      65     144     12     38      65     144
Class A
--------------------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund       65      97    132     228      15    47      82     178     15     47      82     178
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third        70     112    156     280      20    62     106     230     20     62     106     230
Century Fund, Inc. - Class Z
--------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth      73     120    170     307      23    70     120     257     23     70     120     257
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F    71     116    163     294      21    66     113     244     21     66     113     244
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                If you surrender your contract If you do not surrender your  If you annuitize your contract
                                 at the end of the applicable   contract at the end of the    at the end of the applicable
                                         time period              applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
Federated U. S. Government        66      99    134     234      16    49      84     184     16     49      84     184
Securities Fund: 2-5 Years -
Institutional Shares
---------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth           70     111    154     275      20    61     104     225     20     61     104     225
Opportunities Fund - Class A
---------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield       71     115    161     289      21    65     111     239     21     65     111     239
Fund - Class T
---------------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)        68     105    145     257      18    55      95     207     18     55      95     207
---------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income         69     108    149     264      19    58      99     214     19     58      99     214
Fund
---------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)            67     102    140     245      17    52      90     195     17     52      90     195
---------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund       67     103    141     248      17    53      91     198     17     53      91     198
---------------------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income          67     103    141     249      17    53      91     199     17     53      91     199
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund         66     101    138     242      16    51      88     192     16     51      88     192
---------------------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R)     67     104    142     251      17    54      92     201     17     54      92     201
Inc.
---------------------------------------------------------------------------------------------------------------------------
The Income Fund of America(R)     66     100    137     239      16    50      87     189     16     50      87     189
---------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund             71     115    161     289      21    65     111     239     21     65     111     239
---------------------------------------------------------------------------------------------------------------------------
INVESCO Equity Income Fund        70     111    155     278      20    61     105     228     20     61     105     228
(formerly, INVESCO Industrial
Income Fund)
---------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund         71     115    161     289      21    65     111     239     21     65     111     239
---------------------------------------------------------------------------------------------------------------------------
Janus Fund                        69     108    151     268      19    58     101     218     19     58     101     218
---------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              69     110    153     272      19    60     103     222     19     60     103     222
---------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          65      97    132     228      15    47      82     178     15     47      82     178
Aggressive Portfolio
---------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          65      97    132     228      15    47      82     178     15     47      82     178
Conservative Portfolio
---------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          65      97    132     228      15    47      82     178     15     47      82     178
Moderate Portfolio
---------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          65      97    132     228      15    47      82     178     15     47      82     178
Moderately Aggressive Portfolio
---------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The          65      97    132     228      15    47      82     178     15     47      82     178
Moderately Conservative
Portfolio
---------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income            65      97    131     227      15    47      81     177     15     47      81     177
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors           67     103    141     249      17    53      91     199     17     53      91     199
Growth Stock Fund - Class A
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities       66     101    138     241      16    51      88     191     16     51      88     191
Fund - Class A
---------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund -         68     105    145     256      18    55      95     206     18     55      95     206
Class A
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional      71     115    161     290      21    65     111     240     21     65     111     240
Fund, Inc. - Equity Growth
Portfolio - Class B
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                If you surrender your contract If you do not surrender your  If you annuitize your contract
                                 at the end of the applicable   contract at the end of the    at the end of the applicable
                                         time period              applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class  69     108    149     266      19    58      99     216     19     58      99     216
D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D     68     105    144     254      18    55      94     204     18     55      94     204
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund -      68     107    148     262      18    57      98     212     18     57      98     212
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund  66     101    138     241      16    51      88     191     16     57      88     191
- Prime Shares
--------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index      65      97    131     226      15    47      81     176     15     47      81     176
Fund - Institutional Service
Class (formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account      68     105    145     257      18    55      95     207     18     55      95     207
Trust - Nationwide Income Fund
--------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account      72     118    167     300      22    68     117     250     22     68     117     250
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian        69     108    149     264      19    58      99     214     19     58      99     214
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Manhattan       70     113    159     284      20    63     109     234     20     63     109     234
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners        70     110    154     274      20    60     104     224     20     60     104     224
Trust
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -        72     118    167     301      22    68     117     251     22     68     117     251
Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -         70     112    156     279      20    62     106     229     20     62     106     229
Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige International Fund -    73     121    172     311      23    71     122     261     23     71     122     261
Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth        71     115    161     290      21    65     111     240     21     65     111     240
Fund - Institutional Service
Class (formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund    70     113    159     284      20    63     109     234     20     63     109     234
- Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -        73     120    169     306      23    70     119     256     23     70     119     256
Institutional Service Class
(formerly, Class Y)
--------------------------------------------------------------------------------------------------------------------------
Putnam International Growth      73     122    173     313      23    72     123     263     23     72     123     263
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class    69     110    153     272      19    60     103     222     19     60     103     222
A
--------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A    69     110    153     273      19    60     103     223     19     60     103     223
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                If you surrender your contract If you do not surrender your  If you annuitize your contract
                                 at the end of the applicable   contract at the end of the    at the end of the applicable
                                         time period              applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500        64      94    126     217      14    44      76     167     14     44      76     167
Index Portfolio
--------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -     72     118    167     301      22    68     117     251     22     68     117     251
Class A
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International      69     108    149     264      19    58      99     214     19     58      99     214
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -         72     117    166     298      22    67     116     248     22     67     116     248
Class A
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging          73     121    171     309      23    71     121     259     23     71     121     259
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The accumulation unit value for each sub-account reflects changes in the value of the underlying mutual fund and the deduction of the Variable Account Annual Expense Fee. For specific accumulation unit value for each class of the underlying mutual funds, please refer to Appendix B.

FINANCIAL STATEMENTS

Financial Statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number located on page 2 of this prospectus.

SYNOPSIS OF THE CONTRACTS

Group Flexible Fund Retirement Contracts are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. The plans generally will qualify for favorable tax treatment under Sections 401, 403(b), or 457 of the Internal Revenue Code, but may also include other non-qualified deferred compensation plans. Contracts are issued only to employers who are exempt from taxation to fund deferred compensation plans. Employees generally are not subject to federal income tax on amounts deferred under these plans until distributions are received from the plan.

Plans established for the benefit of any organization that is exempt from federal income tax under Section 457 of the Internal Revenue Code with the exception of government plans, remain the sole property of the contract owner, subject to the claims of the contract owner's general creditors. Consequently, all amounts deferred to the plan, all income and property attributable to such amounts remain the property of the contract owner until such amounts are made available to participants in the plan or to the participants' beneficiaries.

Plans established after August 20, 1996 by a state, or any political subdivision of a state, must hold the assets and income of the plan in trust for the exclusive benefit of the participants and beneficiaries of the plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans in existence on August 20, 1996 must be amended prior to January 1, 1999 to satisfy these trust and exclusive benefit requirements to continue to receive favorable tax treatment.

For these Plans, Nationwide issues a single group contract to the contract owner, covering all present and future participating employees. Nationwide provides a certificate to the contract owner to deliver to each retired participant or other person for whom a Retirement Income Form is purchased. The certificate sets forth the benefits to which the recipient is entitled. And if legally required, Nationwide provides a certificate to the contract owner for delivery to any other person required by law to receive a certificate.

Nationwide establishes an account for each participant under the contracts. The account contains values and reflects activity for each participant. Plan participants generally receive tax deferral on amounts deposited into the plan and are taxed when amounts are distributed from the plan.

Purchase payments are normally submitted monthly, but the schedule may be adjusted to fit the contract owner's payroll practices. Purchase payments made by or on behalf of each participant must be at least $20 per month.

The contracts strive to provide each participant with:

o an initial retirement income payment, reflecting cost of living changes during pre-retirement years (without requiring increased purchase payments to keep pace with cost of living increases during those years); and

o subsequent retirement income payments which will vary with the cost of living changes during his or her retired lifetime.

Although the contracts strive to achieve their goals, there can be no assurance that the contracts will achieve them.

Nationwide will apply purchase rates set forth in the contracts to accumulated amounts in participant accounts. These accumulated amounts reflect the investment performance of the underlying mutual funds selected by the participant. Consequently, a participants' retirement income payments are directly affected by their investment choices under the contract. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. However, there is no exact correlation and for some periods, the prices of securities have declined while the cost of living was rising.

MINIMUM PURCHASE PAYMENTS

Purchase payments made at any time by or on behalf of any participant must be at least $20 per month.

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contracts. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 5% of purchase payments surrendered.

Nationwide may assess a Participant Account Maintenance Charge. This charge varies from contract to contract and will not be assessed unless specifically agreed upon by the contract owner and Nationwide. The maximum Participant Account Maintenance Charge is $50 per year (see "Participant Account Maintenance Charge").

Nationwide can deduct a Variable Account Annual Expense Fee at a maximum of 0.95% of the daily average account value. Nationwide can assess this fee in return for bearing certain risks and administrative expenses. This fee is negotiable and varies from contract to contract to reflect unique plan characteristics.

The CDSC, Participant Account Maintenance Charge and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the contract owner (see "Modification of the Contract").

RETIREMENT INCOME PAYMENTS

Retirement income payments begin on the annuitization date. Payments are based on the retirement income form chosen (see "Retirement Income Payments" and "Retirement Income Forms").

TAXATION

How the contracts are taxed depends on the type of contract issued, and the purpose for which the contract is issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are underwritten and distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 10, 1974 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise it or the management of Nationwide.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

         1) shares of a current underlying mutual fund are no longer available for investment; or

         2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

ACCOUNT CHARGES AND DEDUCTIONS

The charges and fees described in this section vary from contract to contract, depending on plan characteristics and the particular needs and preferences of contract owners. Generally, the charges and fees are negotiable. This flexibility allows Nationwide and the contract owner to custom design a charge structure that meets the financial goals of both the contract owners and Nationwide.

While a contract is in effect, a circumstance may arise that would require a re-negotiation of the contract terms. In this situation, charges and fees will not be higher than those in effect before the re-negotiation. In other words, the charges and fees of a re-negotiated contract may decrease, but under no circumstances will they increase.

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC when applicable. The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, Nationwide will make up any shortfall from its general account.

If part or all of the contract value representing participant accounts that have been established under the contract and held in the variable account for less than 16 years is surrendered, a CDSC, when it is applicable, can be assessed by Nationwide. The CDSC will not exceed 5% of purchase payments surrendered.

The total CDSC assessed to any participant will never exceed 5% (or a lesser percentage, if applicable) of the total purchase payments made on behalf of the participant for the 16 years before the surrender date.

When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner.

No CDSC will be assessed against distributions paid as:

o        any life income payment option;

o designated period payment option of 5 or more years for a participant who has a minimum of 5 participant account years before the beginning of benefit payments; and

o        a single-sum or periodic payment resulting from a participant's death.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

Nationwide may assess a Participant Account Maintenance Charge to reimburse it for administrative expenses involved in issuing and maintaining the contracts. The maximum Participant Account Maintenance Charge is $50. Nationwide will not assess this charge unless it is negotiated and contractually agreed upon by Nationwide and the contract owner.

Generally, by negotiating a higher Participant Account Maintenance Charge, a contract owner can expect to lower other charges that are assessed in connection with the contract. Conversely, a contract owner that negotiates a lower Participant Account Maintenance Charge can expect to incur higher charges elsewhere in the expense structure.

If a Participant Account Maintenance Charge is negotiated, it will be assessed against each applicable participant in the plan. Nationwide will deduct the charge from each participant's account on the participant anniversary, which is the anniversary of the date accumulation units were first credited to the participant's account. Each year's deduction will compensate Nationwide for expenses incurred during the previous year. The deduction will occur during both the accumulation and annuity payment periods.

The Participant Account Maintenance Charge is made by canceling a number of accumulation units during both the accumulation and annuity periods, equal in value to the applicable charge. If a participant account includes more than one sub-account, the deduction will be allocated among sub-accounts on the basis of relative values at the time the deduction is made.

On the date that a full withdrawal is taken from a participant's account, Nationwide will deduct a pro-rated Participant Account Maintenance Charge. The amount of the charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial months between the last participant anniversary (or participant effective date during the first year of a participant account) and the withdrawal date.

The deduction for the Participant Account Maintenance Charge will be taken proportionately from each sub-account based on relative value at the time the deduction is made.

This contract may be used by a plan in conjunction with other investment options, such as Nationwide's Group Fixed Fund Retirement Contract. In this case, the deduction for the Participant Account Maintenance Charge may be reduced so that the combined total of the Participant Account Maintenance Charge and any similar charges imposed under other investment options does not exceed the Participant Account Maintenance Charge negotiated for this contract. The charge will be deducted proportionately from the sub-accounts and amounts held in the other investment options based on the relative values at the time the deduction is made.

THE PARTICIPANT ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN NATIONWIDE AND THE CONTRACT OWNER.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE

Nationwide can deduct a Variable Account Annual Expense Fee up to an maximum rate of 0.95% of average account value in exchange for assuming various risks and administrative expenses associated with the contracts. This fee is subject to negotiation and can vary for each contract to reflect unique plan characteristics.

The following factors may be considered in negotiating the amount of this fee:

         1)       plan size;

         2)       the number of eligible employees;

         3)       the number of plan participants;

         4)       demographics of the plan participants;

         5)       general economic conditions;

         6) the varying costs associated with the underlying mutual funds that are offered in the contract;

         7)       the type of contract (e.g. allocated vs. unallocated);

         8)       distribution costs;

         9)       any recovery of credits on initial transfers; and

         10)      other factors Nationwide deems relevant.

PREMIUM TAXES

Nationwide may charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)       the time the contract is surrendered;

2)       annuitization; or

3)       such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACTS RIGHTS

The contract owner owns the contract for the exclusive benefit of the plan's participants and beneficiaries. Contractual rights may be exercised by the contract owner subject to those rights specifically reserved in the plan documents for participants, either as a group or as individuals. The contract owner may not take any action inconsistent with the rights of the plan's participants. The contract may not be assigned except to accommodate a change in state or federal law.

OPERATION OF THE CONTRACT

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month. Payments must be made no less frequently than monthly, unless Nationwide agrees otherwise.

APPLICATION OF PURCHASE PAYMENTS

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o  New Year's Day               o  Independence Day
o  Martin Luther King, Jr. Day  o  Labor Day
o  Presidents' Day              o  Thanksgiving
o  Good Friday                  o  Christmas
o  Memorial Day

Nationwide also will not price purchase payments if:

1)       trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner and participant will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to each participant's account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. The contract owner, or the participant if the plan so permits, may change allocations among sub-accounts for future purchase payments. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any participant. Nationwide will accept these changes as frequently as permitted by the plan. An allocation change will not affect the allocation of purchase payments before the change.

DETERMINING VARIABLE ACCOUNT VALUE - VALUING AN ACCUMULATION UNIT

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   a)    is:

         1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

         2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

   b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

   c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.00% to 0.95% of the daily net assets of the variable account, depending on unique plan characteristics.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING PARTICIPANT ACCOUNT VALUE

A participant's account value is equal to the sum of the value of all accumulation units credited to the participant's account. The number of accumulation units credited to each participant account for each sub-account is determined by dividing the amount allocated to that sub-account for that participant by the accumulation unit value for that sub-account for the valuation period the purchase payment was received.

The value of a participant's account on any day can be determined by multiplying the total number of accumulation units credited to the participant's account for each sub-account by the current accumulation unit value for that sub-account. Each participant and the contract owner will be advised periodically of the number of accumulation units credited to his or her account for each sub-account, the current accumulation unit values, and the total value of his or her account. These reports are for informational purposes only and do not mean that a participant has any rights in his or her account beyond those provided for in the plan.

EXCHANGE PRIVILEGE

The contract owner, or the participant if the plan so provides, may exchange amounts among the sub-accounts as frequently as permitted by the plan, subject to the limits and rules set by each underlying mutual fund. Certain Plans may impose limitations of participant exchange privileges as a consequence of agreements entered into to purchase mutual funds or other investments unrelated to the contract.

Certain plans may select investment options, unrelated to the annuity contract, that may impose limitations affecting the exchange privilege associated with the investment options available in the annuity contract.

One such investment option that may be chosen is the Morley Stable Value Retirement Fund. Although the Morley Stable Value Retirement Fund may be purchased by plans as an investment option outside the variable annuity contract described in this prospectus, the Morley Stable Value Retirement Fund may impose restrictions on amounts that may be directly transferred to options which are considered "competing investment options."

Competing investment options include the Nationwide Money Market Fund, the Federated U.S. Government Securities Fund: 2-5 Years: Institutional Shares and the Nationwide Fixed Account Option. If the Morley Stable Value Retirement Fund is available in your Plan, amounts withdrawn from the Morley Stable Value Retirement Fund may not be transferred to a "competing investment option" for a period of at least 90 days.

The Morley Stable Value Retirement Fund is operated by Morley Capital Management, Inc. and advised by Union Bond and Trust; both entities are wholly-owned subsidiaries of Nationwide Financial Services Inc.

There is no charge assessed for any exchanges.

TRANSFER REQUESTS

In addition to submitting exchange requests in writing, the participant also may make exchanges by telephone and the internet, provided that the contract owner executes documents agreeing to certain restrictions applicable to these privileges. Telephone and internet exchange requests must be received by Nationwide by the close of the New York Stock Exchange in order to receive that day's closing sub-account price.

Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine and will not be liable for following telephone or internet instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners and participants.

If Nationwide receives the transfer request before the end of a valuation date, the transfer will receive the accumulation unit values of that date. However, if Nationwide receives the transfer request after the close of business on a valuation date, the transfer will receive the next valuation date's accumulation unit value.

For those plans funded by this contract and Nationwide's Group Fixed Fund Retirement Contract, the contract owner, or the participant if the plan so provides, may exchange values between any sub-account and the Group Fixed Fund Retirement Contract. Exchanges from the Nationwide Group Fixed Fund Retirement Contract to any sub-account will be subject to the limitations of the Nationwide Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

EXPERIENCE CREDITS

Depending on the state in which the contract was issued, the contracts are either participating or non-participating. Contract owners of participating contracts have the right to receive any surplus distributed by Nationwide. A surplus distribution will occur if Nationwide's Board of Directors determines that charges and fees assessed under the contracts were higher than necessary to maintain the contracts. Nationwide will distribute any surplus by purchasing additional accumulation units and crediting them to participant accounts. To date, Nationwide has not made any surplus distributions to participant accounts and Nationwide does not guarantee that there will be a surplus distribution in the future. Non-participating contracts do not have the right to receive surplus distributions.

MODIFICATION OF THE CONTRACT

The following charges may be decreased, if negotiated, upon notice to the contract owner:

o        Contingent Deferred Sales Charge

o        Participant Account Maintenance Charge

o        Variable Account Annual Expense Fee

Nationwide may change any other provision of the contract by giving notice to contract owners not less than 90 days before the change is to be effective.

CONTRACT SUSPENSION AND TERMINATION

Nationwide may suspend the contract at any time upon written notice to contract owners if:

         a) the contract owner fails to remit to Nationwide any purchase payment specified in the plan; or

         b) Nationwide rejects a plan amendment submitted by the contract owner that Nationwide determines would adversely affect the contract's financial experience.

The contract owner may suspend the contract at any time upon 90 days written notice to Nationwide. Suspension will become effective on the 91st day after Nationwide receives the notice. If a contract is suspended, Nationwide will not accept new purchase payments, except by mutual consent. All other contract terms will continue to apply.

Once the suspension is effective, the contract owner may, upon 30 days written notice to Nationwide, terminate the contract. Termination will become effective on the 31st day after Nationwide receives the notice. Upon termination, Nationwide will pay the contract owner the value of the contract, in accordance with the terms of the contract. This amount is subject to applicable charges including CDSC.

REDEMPTION OF PARTICIPANT ACCOUNTS

The contract owner's right to redeem participant accounts, either fully or partially, will be governed by the terms of the plan.

If the plan so permits, the contract owner may redeem a participant account, fully or partially, at any time before retirement income payments begin under Option B1 or B2 (see "Retirement Income Forms"). A partial redemption will not affect requirements to make future purchase payments.

For partial redemptions, Nationwide will cancel accumulation units from the sub-accounts. The requested dollar amount cannot exceed available accumulation unit value. The contract owner must instruct Nationwide how the redemption should be taken from the sub-accounts. If no instruction is given, the redemption will be taken proportionately from each sub-account based on the value of each sub-account at the time of the redemption.

Instead of a lump sum distribution of a full or partial redemption, the contract owner (or participant, if permitted by the plan) may elect to have the redemption paid pursuant to Retirement Income Form A1 or A2, subject to the minimums applicable to these options.

If the contract owner terminates the contract, all participant accounts under the contract will be redeemed as permitted by the plan. A CDSC may apply. However, absent contract termination, no CDSC will apply to full or partial redemptions.

Nationwide will pay all redemption amounts to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Nationwide will pay any redemption amounts within 7 days of receiving the redemption request. However, Nationwide may suspend or postpone payment when:

         1)       the New York Stock Exchange is closed;

         2)       trading on the New York Stock Exchange is restricted;

         3) an emergency is declared by the SEC making disposal or valuation of securities held in the variable account impracticable; or

         4) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value could be affected since the contract owner and participant would not have access to their account.

Participant account value upon full surrender may be more or less than the total of all purchase payments.

RETIREMENT PERIOD

ADDITIONAL PURCHASE PAYMENT BEFORE BEGINNING RETIREMENT INCOME PAYMENTS

The contract owner may make one additional purchase payment to each participant's account in order to increase retirement income payments. The contract owner must notify Nationwide of this election in the documentation electing the Retirement Income Form and retirement date (see "Election of Retirement Income Form and Date"). The purchase payment must be made by the last business day before retirement income payments begin. This purchase payment is subject to any applicable premium taxes.

The annuity rates under the contract apply to the entire value, including any such additional purchase payment that does not exceed 5 times the purchase payments allocated to a participant's account before the date of notice is given. Any amount in excess of this amount may be applied at annuity rates currently offered to this type of contract.

RETIREMENT INCOME PAYMENTS

The distribution period is the period during which a participant account is paid out in installments. Since the distribution period usually occurs after a participant retires, it is also referred to as the retirement period.

Nationwide will pay all retirement distributions to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Upon retirement, a participant's account value can be used to purchase either a fixed dollar annuity, a variable payment annuity, or an available combination of both.

Nationwide is obligated to make payments under a variable payment annuity. However, the amount of each payment is not guaranteed. Variable payment amounts will reflect the investment performance of the sub-accounts, but will not be affected by adverse mortality experience or by increased expenses.

A fixed dollar annuity provides for payments that are guaranteed as to dollar amount during the distribution period. Upon retirement, the participant's account value is used to purchase a contract funded by Nationwide's general account. Once this contract has been purchased, the participant's account will no longer vary with the investment performance of the underlying mutual funds.

To determine the amount of the first fixed dollar annuity payment, the value is applied to the applicable annuity table based on the distribution schedule elected. The fixed payment annuity can be distributed in any of the forms listed under the provision "Retirement Income Forms." Specifically, they can be distributed as:

1)       payments for a designated period;

2)       payments of a designated amount;

3)       life income with payment certain; or

4)       joint and survivor life income.

Fixed dollar annuities are available under a plan upon the contract owner's election.

ELECTION OF RETIREMENT INCOME FORM AND DATE

The contract provides for retirement income payments to begin on the date and under the retirement options set forth in the plan. At least one month before retirement income payments are set to begin, the contract owner may elect one of the retirement income options set forth in this prospectus. Nationwide must receive this election in writing. The plan may restrict changes in the retirement income option elected.

If, at retirement, the present value of a participant's account is less than $3,500, Nationwide may make a lump sum distribution instead of periodic payments.

RETIREMENT INCOME FORMS

Retirement distributions may take any of the following forms, as permitted by the plan:

AMOUNT AND PERIOD CERTAIN OPTIONS

   Option A1: Payments for a Designated Period

   Payments will be made monthly for a set number of years not to exceed 30 years. The amount of each payment will vary with the performance of the underlying mutual funds in which the participant account invests. Nationwide calculates each payment by multiplying (a) by (b), where:

         a)       is the accumulation unit value on the day the payment is made;
                  and

         b) is the number of accumulation units applied under this option divided by the number of payments selected.

   Once the amount of the payment is calculated, Nationwide will cancel available accumulation units to equal the dollar amount of that payment.

   Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract. Exchanges may cause the number of accumulation units to change, necessitating a recalculation of the payment amount.

   If the period selected under this option is less than 5 years, and the participant has less than 5 participant account years, a CDSC will be assessed against each payment.

   Option A2: Payments of a Designated Amount

   Payments will be made monthly in equal installments of a set amount (not less than $25 per month) until no accumulation units remain in the participant account. The participant's account is adjusted each valuation date to reflect investment results. Nationwide will cancel accumulation units up to the designated dollar amount of the payment.

   Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract.

LIFE INCOME OPTIONS

For the following options, payments will be determined annually and will remain level throughout the year. Each year, on the anniversary of the beginning of retirement income payments, a new monthly payment will be determined. That new payment will remain level for that year.

Nationwide will use the retired participant's adjusted age to determine each year's set monthly payment. This adjusted age may not be the same as the retired participant's actual age.

Life income options are based on:

o        the mortality tables specified in the contract;

o        the adjusted age of the retired participant;

o        the type of retirement income payment option(s) selected; and

o in the case of variable payments, the investment performance of the specific sub-accounts elected.

   Option B1: Life Income with Payment Certain

   Payments will be made at least annually during a participant's lifetime for a set period of 60, 120, 180, 240, 300 or 360 months, as elected. If the participant dies before the end of the selected period, level payments will continue to the beneficiary during the remainder of the selected period. Unless prohibited by the plan, the beneficiary may elect at any time to receive the present value of the remaining number of payments in a single payment, calculated using the same assumed investment rate used previously.

   Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

   Option B2: Joint and Survivor Life Income

   Payments will be made monthly during the joint lifetime of a designated annuitant and a named beneficiary. Payments will be made as long as either of the two is living. If the annuitant predeceases the beneficiary, payments will continue to be paid to the beneficiary at 100%, 75%, 66 2/3% or 50% of the original payment amount as elected until the beneficiary's death. If the beneficiary predeceases the designated annuitant, payments will continue at 100% to the designated annuitant.

   Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

Other Options

Alternate distribution methods may be used with Nationwide's consent.

Frequency of Payment

The retired participant, with the contract owner's consent, may receive payments under any option annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the beginning of retirement income payments.

Withdrawal

If allowed by the plan, any amount remaining under option A1 or A2 may be withdrawn. If that amount is at least $5,000, the withdrawn amount may be applied to option B1 or B2, subject to minimum payment requirements.

DETERMINATION OF LIFE INCOME PAYMENTS

The amount of annuity payments will vary depending on the performance of the underlying mutual funds selected.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. If not prohibited by law, a contract owner may, at contract issuance, elect an alternate assumed investment rate of 5% per annum. The choice of assumed investment rate affects the pattern of retirement income payments. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent years' variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate built into the variable payment annuity purchase rate basis in the contracts.

First Years' Payments

To determine the payment that will be distributed monthly for the first year after retirement, Nationwide first determines the participant's account value as of the retirement date. This value is found by multiplying the number of accumulation units in each sub-account for that participant's account by the accumulation unit value for that sub-account on the last business day of the second calendar week before the date the first payment will be made.

Based on the participant's account value, Nationwide then determines the amount of each monthly payment. The monthly payment amount is found by dividing the accumulation unit value of that sub-account in the participant's account by the amount required to provide $1 per month (the purchase rate).

Once the monthly payment amount is found, Nationwide multiplies the payment by 12 to get the total payment for the year. Then Nationwide cancels the number of accumulation units from the participant's account to equal the total payments for the year. The accumulation units will be canceled from each sub-account in the same proportion that new purchase payments are allocated. The value is then transferred to Nationwide's general account from which monthly payments are made.

The total annual amount is calculated so that if there are no partial redemptions, and no underlying mutual fund dividends are taken in cash, the monthly payments will be level as long as the net investment factor equals the assumed investment rate plus an amount equal to the annual administrative charge. Payments in subsequent years will vary depending on how the sub-accounts' performance compares to the assumed investment rate.

Second and Subsequent Years' Payments

On each anniversary of the beginning of the retirement income payments, the second year's monthly payment amount will be calculated. The calculation will be performed in the same manner as the first year's payment, except that the current participant account value will be used. Similarly, accumulation units will be cancelled and the value will be transferred to Nationwide's general account, from which monthly payments will be made. Subsequent years' payments will be calculated in the same fashion on each anniversary date.

DEATH OF PARTICIPANT

PARTICIPANT DEATH BEFORE RETIREMENT

If a participant dies before beginning retirement income payments, a death benefit equal to the participant's account value is payable as set forth in the plan. The death benefit will be paid when Nationwide:

1)       receives and verifies the participant's death; and

2)       verifies beneficiary designations.

If the plan so provides, the beneficiary may receive the death benefit:

1)       as a lump sum; or

2) in the form of a Retirement Income Form contained in the contract, subject to applicable minimums. Retirement income payments may be fixed, variable, or a combination of both.

DEATH OF RETIRED PARTICIPANT

If a retired participant dies while receiving payments, any payment due will be determined according to the Retirement Income Form elected. The calculation of the net present value of any remaining payments under a period certain option will be based on the same assumed investment rated used in determining the payments before the retired participant's death.

The participant account will be reduced by the number of accumulation units not required to provide further payments during the remainder of a period certain, if any, or to a contingent retired participant. Depending on Nationwide's obligation under the contract, the accumulation units will either remain in the variable account or be transferred to Nationwide's general account.

FEDERAL TAX CONSIDERATIONS

Tax advantages that may be associated with the contracts described in this prospectus will depend on:

o        the type of contract purchased; and

o the purposes for which the contract is purchased (see "Synopsis of the Contracts").

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts. If the contract is purchased as the investment or funding medium for certain retirement plans, tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.

The contracts are treated as a trust under rules similar to Internal Revenue Code Section 401(f).

Under existing federal income tax law, Nationwide is not required to pay taxes on the variable account's investment income when it is credited to contract owners. Nationwide is taxed as a life insurance company under Part One, Subchapter L of the Internal Revenue Code.

Contract owners would normally be taxed on income and capital gains earned under the contract, whether or not taken in cash. However, the contracts are issued only to organizations exempt from federal income tax.

Distributions will normally contain purchase payments that were not previously included in the participant's gross income. Upon distribution, these amounts should be included in the gross income of the recipient.

The contract owner is responsible for ensuring that the plan is established and administered in accordance with the provisions set forth in the Internal Revenue Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

In order to sell the contracts to governmental employers in the state of New York, the following amendments must be made to the contract:

o References to "annuity" payments throughout the prospectus are modified to mean "benefit" payments.

o The "Suspension and Termination" provision is amended to allow a participant to "freeze" his or her account and maintain the account on deposit with Nationwide even though the contract was terminated.

o All references to Life Retirement Income Forms A1, A2, B1 and B2 throughout this prospectus shall mean Option 1, Option 2, Option 3, and Option 4, respectively.

o All references to "CDSC" and "Contingent Deferred Sales Charge" throughout this prospectus are deleted.

STATEMENTS AND REPORTS

Nationwide (or a designee) may provide each participant a Statement of Assets, Liabilities and Contract Owners' Equity, a Statement of Operations, and a Statement of Changes in Contract Owners' Equity for the variable account. Nationwide may also provide annual and semi-annual reports containing all applicable information and financial statements.

Additionally, each participant and retired participant will receive periodic reports on the value of his or her account.

Participants should review these reports carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the report, Nationwide will assume all transactions are correct.

Nationwide will provide contract owners with the variable account's prospectus to make available to participants. The contract owner may, under the terms of the plan, be required to provide additional information to participants, such as changes in the plan, changes in the tax status of the plan, or the financial condition of the contract owner as it relates to obligations under the plan.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund, NSAT - Money Market Fund, and the Dreyfus Cash Management Fund - Class A. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the fund's units. Yield is an annualized figure, which means that it is assumed that funds generate the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

         o        precious metals;
         o        real estate;
         o        stocks and bonds;
         o        closed-end funds;
         o        bank money market deposit accounts and passbook savings;
         o        CDs; and
         o        the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

         o        S&P 500;
         o        Shearson/Lehman Intermediate Government/Corporate Bond Index;
         o        Shearson/Lehman Long-Term Government/Corporate Bond Index;
         o        Donoghue Money Fund Average;
         o        U.S. Treasury Note Index;
         o        Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
         o        Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

         o        Lipper Analytical Services, Inc.,
         o        CDA/Wiesenberger,
         o        Morningstar,
         o        Donoghue's,
         o        magazines such as:
                  -->      Money;
                  -->      Forbes;
                  -->      Kiplinger's Personal Finance Magazine;
                  -->      Financial World;
                  -->      Consumer Reports;
                  -->      Business Week;
                  -->      Time;
                  -->      Newsweek;
                  -->      National Underwriter; and
                  -->      News and World Report;
         o        LIMRA;
         o        Value;
         o        Best's Agent Guide;
         o        Western Annuity Guide;
         o        Comparative Annuity Reports;
         o        Wall Street Journal;
         o        Barron's;
         o        Investor's Daily;
         o        Standard & Poor's Outlook; and
         o        Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized average annual total return, calculated in a manner prescribed by the SEC, and non-standardized average annual total return ("non-standardized return").

Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). Any calculation will reflect the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Non-standardized return, calculated similar to standardized average annual total return, shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (OTHER THAN MONEY MARKET FUNDS)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 10 YEARS OR
                                                                                                  DATE FUND         DATE FUND
                                                                                              AVAILABLE IN THE    AVAILABLE IN
                        SERIES OPTION                              1 YEAR        5 YEARS      VARIABLE ACCOUNT      VARIABLE
                                                                 TO 12/31/99   TO 12/31/99       TO 12/31/99         ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM Constellation Fund -                   33.70%         20.24%           16.57%           11/2/92
Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
American Century: International Discovery - Investor Class          76.76%            N/A           70.53%          11/13/98
---------------------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Investor Class                   6.84%            N/A           10.84%          11/13/98
---------------------------------------------------------------------------------------------------------------------------------
American Century: Growth - Investor Class                           23.40%         21.42%           12.97%          01/02/85
---------------------------------------------------------------------------------------------------------------------------------
American Century: Select - Investor Class                           11.07%         20.89%           10.65%          11/15/91
---------------------------------------------------------------------------------------------------------------------------------
American Century:  Ultra - Investor Class                           30.13%         24.55%           16.57%          11/15/91
---------------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                  -8.68%          1.79%            3.24%          05/01/87
---------------------------------------------------------------------------------------------------------------------------------
The Brown Capital Management - Small Company Fund                      N/A            N/A           24.80%          10/01/99
---------------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund - Class A                                6.48%         21.40%           13.91%          11/01/93
---------------------------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc. - Decatur Income Fund -          -14.15%         12.03%            7.63%          05/31/91
Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                                     -1.07%            N/A            1.93%          11/13/98
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management - Class A                                   -5.88%         -1.52%           -2.98%          11/02/92
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock Fund - Class A                         -0.41%            N/A            7.63%          11/13/98
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                                           9.12%            N/A           19.39%          05/01/97
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third Century Fund, Inc. - Class Z              18.93%         24.94%           13.13%          04/01/87
---------------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund - Class Y                           5.27%          9.44%            4.99%          05/01/87
---------------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                                      -13.07%            N/A          -14.03%          11/13/98
---------------------------------------------------------------------------------------------------------------------------------
Federated U. S. Government Securities Fund: 2-5 Years -            -11.37%         -0.47%           -2.60%          04/30/93
Institutional Shares
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A                -6.90%            N/A           -2.54%          11/13/98
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                          -2.67%            N/A           -0.95%          10/30/98
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                           2.52%         10.68%            5.35%          11/01/93
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                       2.13%          5.92%            8.26%          01/02/85
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)                                              13.89%         22.39%           17.03%          11/02/92
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                         -3.86%         14.92%            9.37%          01/02/85
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                                  -0.63%         19.50%           14.93%          11/02/92
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                           12.87%         21.06%           14.53%          01/02/92
---------------------------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.                                 34.32%         24.09%           20.12%          05/31/91
---------------------------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                                -10.39%          9.34%            7.26%          09/27/94
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                               60.17%            N/A           68.76%          11/13/98
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Equity Income Fund (formerly, INVESCO Industrial             1.74%         13.91%            9.49%          11/02/92
Income Fund)
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return                                               -12.15%            N/A          -12.81%          11/13/98
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                                          35.74%         25.90%           17.93%          05/03/93
---------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                                52.82%            N/A           35.72%          01/02/98
---------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series -  The Aggressive Portfolio                      13.01%            N/A           12.27%          01/20/98
---------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series -  The Conservative Portfolio                    -7.21%            N/A           -0.66%          01/20/98
---------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series -  The Moderate Portfolio                         3.80%            N/A            7.17%          01/20/98
---------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series -  The Moderately Aggressive Portfolio            8.21%            N/A            9.32%          01/20/98
---------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series -  The Moderately Conservative                   -1.24%            N/A            3.73%          01/20/98
---------------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                   -11.45%          1.95%            0.05%          09/01/94
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                 27.44%         30.28%           17.09%          01/02/85
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A                          21.57%         23.13%           11.87%          01/02/85
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                                   -4.02%          3.75%            0.99%          08/03/93
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional Fund, Inc. - Equity Growth             28.06%            N/A           31.04%          11/13/98
Portfolio - Class B
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 10 YEARS OR
                                                                                                  DATE FUND         DATE FUND
                                                                                              AVAILABLE IN THE      ADDED TO
                        SERIES OPTION                              1 YEAR        5 YEARS      VARIABLE ACCOUNT      VARIABLE
                                                                 TO 12/31/99   TO 12/31/99       TO 12/31/99         ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D                                 -13.50%           1.38%             5.97%          04/01/92
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D                                      -11.09%          18.93%            10.50%          01/02/85
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class D                                 5.54%          16.98%            10.14%          05/01/86
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund - Prime Shares                     -6.32%          -2.07%            -1.43%          01/02/85
---------------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Institutional Service Class      8.66%             N/A            12.08%          11/13/98
(formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Income Fund            N/A             N/A            -7.91%          05/01/99
---------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small Company       32.66%             N/A            12.47%          01/02/98
Fund
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                               -2.57%             N/A             7.71%          05/01/95
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Manhattan Fund, Inc.                              39.33%          21.25%            12.02%          05/31/91
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust                                    -3.32%             N/A            -3.73%          11/13/98
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A                                  46.98%             N/A            47.88%          11/13/98
---------------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Institutional Service Class               -1.75%             N/A            -0.53%          11/13/98
(formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Institutional Service Class          10.23%             N/A            13.33%          11/13/98
(formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Institutional Service Class       23.56%             N/A            30.71%          11/13/98
(formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Institutional Service Class       -15.24%             N/A           -13.44%          11/13/98
(formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Institutional Service Class               7.64%             N/A            10.82%          11/13/98
(formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                    18.92%          26.76%            14.85%          01/02/85
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                      44.66%          25.84%            19.51%          04/30/90
---------------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500 Index Portfolio                           9.67%          23.35%            12.45%          05/31/91
---------------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                               19.04%          21.19%            12.08%          01/02/85
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                          23.33%           9.40%             6.32%          04/30/90
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                                   27.90%           6.71%             8.19%          11/02/92
---------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund - Common Class                 30.47%             N/A            14.79%          01/02/98
---------------------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

(The total return figures shown below do not reflect the deduction of the Participant Account Maintenance Charge or any applicable CDSC).

---------------------------------------------------------------------------------------------------------------------------------
                                                                                               10 YEARS OR
                                                                                                DATE FUND
                        SERIES OPTION                              1 YEAR        5 YEARS      WAS EFFECTIVE         DATE FUND
                                                                 TO 12/31/99   TO 12/31/99     TO 12/31/99          EFFECTIVE
---------------------------------------------------------------------------------------------------------------------------------
AIM Equity Funds, Inc. - AIM Constellation Fund -                   43.70%         24.42%            20.53%          04/08/92
Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
American Century: International Discovery- Investor Class           86.76%         29.13%            26.53%          04/04/94
----------------------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Investor Class                  16.84%         26.83%            20.56%          12/17/90
----------------------------------------------------------------------------------------------------------------------------------
American Century: Growth - Investor Class                           33.41%         25.74%            16.90%          06/30/71
----------------------------------------------------------------------------------------------------------------------------------
American Century: Select - Investor Class                           21.07%         25.04%            14.43%          06/30/71
----------------------------------------------------------------------------------------------------------------------------------
American Century:  Ultra - Investor Class                           40.13%         28.50%            23.27%          11/02/81
----------------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                   1.32%          7.17%             7.37%          05/28/74
----------------------------------------------------------------------------------------------------------------------------------
The Brown Capital Management - Small Company Fund                   42.66%         24.18%               N/A          07/23/92
----------------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund - Class A                               16.48%         25.06%            17.65%          02/17/69
----------------------------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc. - Decatur Income Fund -           -4.37%         16.13%            10.36%          03/18/57
Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                                      8.93%         24.92%            15.72%          01/18/84
----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 YEARS OR
                                                                                                    DATE FUND
                        SERIES OPTION                                  1 YEAR        5 YEARS      WAS EFFECTIVE      DATE FUND
                                                                     TO 12/31/99   TO 12/31/99     TO 12/31/99       EFFECTIVE
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock Fund - Class A                             9.59%         22.04%           17.55%        04/06/94
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management - Class A                                       4.12%          4.52%            4.32%        03/11/85
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus S&P 500 Index Fund                                             19.12%         26.64%           16.37%        01/02/90
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Premier Third Century Fund, Inc. - Class Z                 28.93%         28.69%           16.94%        03/29/72
---------------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund - Class Y                             15.27%         14.09%            9.46%        08/31/78
---------------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                                          -3.26%          6.69%            8.43%        05/20/87
---------------------------------------------------------------------------------------------------------------------------------
Federated U. S. Government Securities Fund: 2-5 Years -                -1.47%          5.28%            5.54%        02/18/83
Institutional Shares
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A                    3.10%         19.98%           17.01%        11/18/87
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                              7.33%          9.85%           12.43%        01/05/87
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                             12.52%         15.42%           12.70%        12/28/88
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                         12.13%         11.02%           11.84%        11/01/77
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund(R)                                                 23.89%         26.24%           21.22%        05/17/67
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                             6.14%         18.98%           13.43%        05/16/66
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                                      9.37%         23.37%           17.26%        12/30/85
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                              22.87%         25.05%           17.08%        05/02/63
---------------------------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R) Inc.                                     44.32%         28.20%           18.12%        07/29/69
---------------------------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                                    -0.43%         13.77%              N/A        01/01/71
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                                  70.17%         31.86%           22.90%        09/01/67
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Equity Income Fund (formerly, INVESCO Industrial Income        11.74%         18.20%           13.92%        02/01/60
Fund)
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund                                              -2.29%         14.23%           11.32%        09/22/87
---------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                                             45.74%         29.93%           19.36%        02/05/70
---------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                                   62.82%         29.65%           23.93%        05/15/91
---------------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                       -1.55%          7.25%            7.49%        11/14/84
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                    37.44%         34.04%           20.77%        01/01/35
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A                             31.57%         27.02%           16.04%        09/09/70
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                                       5.98%          8.95%            9.46%        02/17/78
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio -    38.06%            N/A           28.50%        01/02/96
Class B
---------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series -  The Aggressive Portfolio                         23.01%            N/A           20.49%        01/20/98
---------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series -  The Conservative Portfolio                        2.79%            N/A            6.91%        01/20/98
---------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series -  The Moderate Portfolio                           13.80%            N/A           14.50%        01/20/98
---------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series -  The Moderately Aggressive Portfolio              18.21%            N/A           17.41%        01/20/98
---------------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series -  The Moderately Conservative                       8.76%            N/A           11.67%        01/20/98
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D                                      -3.71%          6.70%            6.25%        03/03/80
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D                                           -1.17%         22.77%           14.41%        05/11/33
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class D                                    15.54%         21.15%           14.15%        02/27/61
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund - Prime Shares                          3.68%          4.09%            3.85%        01/04/99
---------------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Institutional Service Class         18.66%            N/A           27.55%        10/30/98
(formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Income Fund             -2.94%            N/A            1.56%        01/20/98
---------------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small Company Fund      42.66%            N/A           22.06%        10/23/95
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                                    7.43%         14.22%           12.52%        06/01/50
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Manhattan Fund, Inc.                                  49.33%         25.48%           16.13%        03/01/79
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust                                         6.68%         19.19%           13.60%        01/20/75
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A                                      56.98%            N/A              N/A        12/22/69
---------------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Institutional Service Class (formerly,         8.25%            N/A           13.57%        10/30/98
Class Y)
---------------------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Institutional Service Class (formerly,   20.23%            N/A           22.58%        10/30/98
Class Y)
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 YEARS OR
                                                                                                    DATE FUND
                        SERIES OPTION                                  1 YEAR        5 YEARS      WAS EFFECTIVE      DATE FUND
                                                                     TO 12/31/99   TO 12/31/99     TO 12/31/99       EFFECTIVE
---------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Institutional Service Class            33.56%            N/A           45.22%        10/30/98
(formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Institutional Service Class             -5.54%            N/A           -0.12%        10/30/98
(formerly, Class Y)
---------------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Institutional Service Class (formerly,        17.64%            N/A           23.35%        10/30/98
Class Y)
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                         28.92%         30.45%           18.68%        12/01/25
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                           54.66%         29.76%           20.93%        04/01/69
---------------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500 Index Portfolio                               19.67%         27.08%           16.83%        07/31/85
---------------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                                    29.04%         25.03%           16.01%        04/01/37
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                               33.33%         14.62%           10.33%        05/09/80
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                                        37.90%         12.05%           10.26%        10/05/82
---------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund - Common Shares                     40.47%         22.77%           17.16%        01/21/88
----------------------------------------------------------------------------------------------------------------------------------

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculations of Performance...................................................2
Annuity Payments..............................................................3
Financial Statements..........................................................4

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

A summary of the investment objective for each underlying mutual fund is listed below.

There is no guarantee that the investment objectives will be met.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE WHEN THE CONTRACTS ARE ISSUED TO 457 DEFERRED COMPENSATION PLANS.

AIM EQUITY INDEX FUNDS, INC. - AIM CONSTELLATION FUND - INSTITUTIONAL CLASS

The investment objective of the Fund is to provide capital appreciation primarily through investments in common stocks with emphasis on medium - sized and smaller emerging growth companies. AIM Advisers, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INCOME & GROWTH - INVESTOR CLASS GROWTH

The investment objective of the Fund is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: GROWTH - INVESTOR CLASS

The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large, established companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: SELECT - INVESTOR CLASS

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. Common stocks chosen must have a record of paying or having committed themselves to the payment of regular cash dividends, but growth is the primary consideration, and the dividends may not be significant. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: ULTRA - INVESTOR CLASS

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: VALUE - INVESTOR CLASS

The investment objective of the Fund is to seek long-term capital growth. Income is a secondary objective. Under normal market conditions, the Fund managers intend to keep at least 65% of the Fund's assets invested in U.S. equity securities of medium to large companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

THE BROWN CAPITAL MANAGEMENT - SMALL COMPANY FUND

The investment objective of the Fund is to seek capital appreciation principally through investment in the equity securities of companies with operating revenues of $250 million or less at the time of the initial investment. Current income is of secondary importance.

DAVIS NEW YORK VENTURE FUND - CLASS A

The investment objective of the Fund is growth of capital. It invests primarily in common stocks, and securities convertible into common stocks. The Fund invests in securities subject to the risk of price fluctuations reflecting both market evaluations of the business involved and general changes in the equity markets. It invests in securities of foreign issuers, which involve special risk factors, and may hedge currency fluctuation risks related thereto. Davis Selected Advisers, L.P., serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

The primary investment objective of the Fund is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objectives by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS CASH MANAGEMENT FUND - CLASS A

The investment objective of the Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER MIDCAP STOCK FUND - CLASS A

The investment objective of the Fund is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 MidCap Index. The Fund attempts to maintain a diversified holding in common stocks of medium capitalization companies (firms with a market value between $200 million and $5 billion). The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS S&P 500 INDEX FUND

The Fund's objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation serves as the Fund's investment adviser.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z

The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

EVERGREEN INCOME AND GROWTH FUND - CLASS Y

The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objectives. Federated Investment Management Company serves as the Fund's investment adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. Government Securities with remaining maturities of five years or less. Federated Investment Management Company serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is to pursue capital growth that exceeds market performance through investments in growth, cyclical, and value stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T

The Fidelity Advisor High Yield Fund is a bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ASSET MANAGER(TM)

The investment objective of the Fund is a high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term instruments. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY GROWTH & INCOME PORTFOLIO

The investment objective of the Portfolio is to seek high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

INVESCO DYNAMICS FUND

The investment objective of the Fund is to seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser

INVESCO EQUITY INCOME FUND (FORMERLY, INVESCO INDUSTRIAL INCOME FUND).

The investment objective of the Fund is to seek the best possible current income while following sound investment practices by investing in securities which will provide a relatively high yield and stable return and which, over a period of years, may also provide capital appreciation. Capital growth potential is a secondary factor in the selection of portfolio securities of the Fund. The Fund invests in common stocks, as well as convertible bond and preferred stocks. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND

The investment objective of the Fund is to seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

JANUS FUND

The Janus Fund is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Janus Capital's fundamental analysis and selection process focuses on stocks with earnings growth potential that may not be recognized by the market. Such securities are selected solely for their capital growth potential; investment income is not a consideration. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND

The investment objective of the Fund is long-term growth of capital in a manner consistent with preservation of capital The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country or organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.

LIFEDESIGNS SERIES

LifeDesigns Series consists of five separate nondiversified funds each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.

     - THE AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Villanova SA Capital Trust ("VSA") serves as the Fund's investment adviser.

     - THE MODERATELY AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in fixed income securities ("Bond Funds"). This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. VSA serves as the Fund's investment adviser.

     - THE MODERATE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. VSA serves as the Fund's investment adviser.

     - THE MODERATELY CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. VSA serves as the Fund's investment adviser.

     - THE CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract and Bond Funds, with a smaller investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well as more conservative investors with an investment time horizon of between 5 and 10 years. VSA serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO

The investment objective of the Fund is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller Anderson & Sherrerd, L.L.P. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.


MFS(R) HIGH INCOME FUND - CLASS A

The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.


MORGAN STANLEY INSTITUTIONAL FUND, INC. - EQUITY GROWTH PORTFOLIO - CLASS B

The investment objective of the Portfolio is to seek long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies. Equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Portfolio's investment adviser.

NATIONWIDE(R) BOND FUND - CLASS D

The investment objective of the Fund is to seek as high a level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined as being between six and ten years. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.

NATIONWIDE(R) FUND - CLASS D

The investment objective of the Fund is to seek total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND - PRIME SHARES

The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY,
CLASS Y)

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Villanova Mutual Fund Capital Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NATIONWIDE SEPARATE ACCOUNT TRUST -  NATIONWIDE INCOME FUND

The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. Under normal conditions, the Fund invests primarily in investment grade corporate bonds and U.S. Government Securities. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser. The Fund is subadvised by NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND

The investment objective of the Fund is long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers, Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management and Strong Capital Management, Inc. were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, the Fund's adviser, Villanova Mutual Fund Capital Trust, hopes to increase prospects for investment return and to reduce market risk and volatility.

NEUBERGER BERMAN GUARDIAN FUND, INC.

The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN MANHATTAN FUND, INC.

The Fund seeks capital appreciation without regard to income. It invests, through its corresponding Portfolio, in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market. Its aggressive growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS TRUST

The investment objective of the Fund is to seek capital growth. The Fund invests using a value-oriented approach to the selection of individual securities. The Fund manager seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Neuberger Berman Management, Inc. serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A

The investment objective of the Fund is to seek capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United

States). Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY,
CLASS Y)

The investment objective of the Fund is to maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - INSTITUTIONAL SERVICE CLASS (FORMERLY, CLASS Y)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

PUTNAM INTERNATIONAL GROWTH FUND - CLASS A

The investment objective of the Fund is to seek capital appreciation by investing mostly in common stocks of companies outside the United States. The investment adviser, Putnam Investment Management, Inc. ("Putnam Management") first selects countries and industries that it believes are attractive. Putnam Management then seeks stock offering opportunity for gain, with primary investment in mid-size and large companies, although Putnam Management may invest in companies of any size. Although emphasis is based upon developed countries, investments may also be made in companies located in developing markets, also known as emerging markets.

PUTNAM INVESTORS FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A

The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed by the Fund's Investment Manager, Putnam Management, to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

SEI INDEX FUNDS - S&P 500 INDEX PORTFOLIO

The S&P 500 Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A

The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification.
J. & W. Seligman & Co., Incorporated serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

FIDELITY CONTRAFUND(R)

The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE TO NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN(R) FUND

The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JANUARY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds.

THE GROWTH FUND OF AMERICA(R), INC.

The investment objective of the Fund is growth of capital. The realization of current income will not be a consideration. The Fund seeks to achieve its objective by investing in a diversified portfolio consisting primarily of common stocks. However, assets may also be held in securities convertible into common stocks, cash or cash equivalents, straight debt securities (including U.S. Government securities), or nonconvertible preferred stocks. The Fund will maintain at least 65% of the value of its total assets in growth-type securities under normal market conditions.

THE INCOME FUND OF AMERICA(R), INC.

The investment objective is to emphasize current income while secondarily striving to attain capital growth. The Fund believes that a portfolio with relatively high current income can also generate growth of capital.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER AUGUST 1, 1993:

DELAWARE GROUP DECATUR FUND, INC. - DECATUR INCOME FUND - INSTITUTIONAL CLASS

The investment Objective of the Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND

The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions.

Effective on and after May 1, 1991, Nationwide shall no longer permit contract owners or participants to make additional purchase payments or to exchange contract values into the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account. However, contract values held in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account as of May 1, 1991 may continue to be invested in that sub-account. Unless Nationwide is notified otherwise, any purchase payments or exchanges which the contract owner or participants directs Nationwide to invest in the Fidelity Capital & Income Fund (formerly Fidelity High Income Fund) sub-account on and after May 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund sub-account.

Nationwide has determined that further investment in the Fidelity Capital & Income Fund sub-account is not in the best interests of the contract owners and participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by Nationwide in the variable account which were purchased from February 1, 1991 to May 1,1991 shall be paid by Nationwide from surplus and shall not be paid, directly or indirectly, by contract owners, participants or the variable account.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 2000:

AMERICAN CENTURY:  INTERNATIONAL DISCOVERY - INVESTOR CLASS

The investment objective of the Fund is capital growth by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The Fund will invest its assets primarily in equity securities of small foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The Fund may invest up to 50% of its assets in securities of issuers in emerging market countries. Due to the significant risks associated with the Fund's investment strategy, an investment in the Fund may not be appropriate for all investors. American Century Investment Management, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND - COMMON CLASS

The investment objective of the Fund is maximum capital appreciation by investing in equity securities of small-to-medium sized companies in the United States with emerging or renewed growth potential. Credit Suisse Asset Management LLC serves as the Fund's investment adviser.

APPENDIX B


The information shown below illustrates different accumulation unit values for each tier (current as of December 31 of the preceding year.) Additional information is maintained in the Statement of Additional Information for this prospectus. A Statement of Additional Information, as well as specific information concerning the accumulation unit values for any particular plan, may be obtained by calling Nationwide at 1-800-545-4730 or by writing to P.O. Box 16766, Columbus, Ohio 43216.



                         CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

VARIABLE ACCOUNT ANNUAL EXPENSE FEE.......................................0.95%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
AIM Equity Funds, Inc. - AIM            2.731993          3.925761          43.70%                    0           1999
Constellation Fund - Institutional   ---------------- ------------------ --------------- --------------------- ------------
Class                                   2.309709          2.731993          18.28%                    0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.055366          2.309709          12.37%            4,142,513           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.776138          2.055366          15.72%            6,309,167           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.316836          1.776138          34.88%            3,214,050           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.305850          1.316836           0.84%            1,607,538           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.120568          1.305850          16.53%            1,341,351           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.120568          12.06%                    0           1992
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Growth -              7.915964          10.560508         33.41%            9,773,380           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                        5.842997          7.915964          35.48%            9,702,654           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        4.562802          5.842997          28.06%           23,886,079           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        4.005400          4.562802          13.92%           12,224,812           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.359891          4.005400          19.21%           37,335,163           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.443124          3.359891          -2.42%           41,134,943           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.350122          3.443124           2.78%           51,977,134           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.533694          3.350122          -5.19%           58,356,370           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.110582          3.533694          67.43%           53,923,483           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.216085          2.110582          -4.76%           67,311,152           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Select -              2.766712          3.349715          21.07%               64,193           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                        2.058976          2.766712          34.37%               50,420           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.572461          2.058976          30.94%            1,111,408           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.331631          1.572461          18.09%               41,014           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.095899          1.331631          21.51%            1,254,199           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.202996          1.095899          -8.90%              194,231           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.059075          1.202996          13.59%              386,750           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.118927          1.059075          -5.35%              383,487           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.118927          11.89%                2,950           1991
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century:Ultra - Investor       3.364568          4.714664          40.13%           72,862,901            1999
Class                                ---------------- ------------------ --------------- --------------------- ------------
                                        2.524538          3.364568          33.27%           70,804,264            1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.069865          2.524538          21.97%          132,438,228            1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.835553          2.069865          12.77%           70,399,683            1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.345904          1.835553          36.38%          105,140,475            1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.409710          1.345904          -4.53%           88,713,416            1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.168340          1.409710          20.66%           68,551,255            1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.164722          1.168340           0.31%           33,483,411            1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.164722          16.47%               11,412            1991
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Bond Fund of America (SM), Inc.     2.429862          2.461916           1.32%            3,406,302            1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.332586          2.429862           4.17%            4,103,842            1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.155739          2.332586           8.20%            5,345,075            1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.039710          2.155739           5.69%            3,518,054            1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.741422          2.039710          17.13%            7,434,474            1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.850918          1.741422          -5.92%            7,880,903            1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.637181          1.850918          13.06%            8,560,956            1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.484255          1.637181          10.30%            6,077,266            1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.238222          1.484255          19.87%            5,128,071            1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.208717          1.238222           2.44%            5,102,901            1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Davis New York Venture Fund -           2.537156          2.955329          16.48%                    0            1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                        2.232520          2.537156          13.65%                    0            1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.686019          2.232520          32.41%                    0            1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.345221          1.686019          25.33%            1,180,098            1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        0.966146          1.345221          39.24%            1,771,764            1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        0.994508          0.966146          -2.85%              720,917            1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          0.994508          -0.55%                5,626            1993
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Delaware Group Decatur Fund, Inc.       3.200994          3.061228          -4.37%               48,219            1999
- Decatur Income Fund                ---------------- ------------------ --------------- --------------------- ------------
Institutional Class                     2.935219          3.200994           9.05%               68,865            1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.280210          2.935219          28.73%               96,261            1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.910384          2.280210          19.36%               78,578            1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.449372          1.910384          31.81%              100,636            1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.473401          1.449372          -1.63%              104,006            1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.289480          1.473401          14.26%              281,500            1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.196471          1.289480           7.77%              162,528            1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        0.991871          1.196471          20.63%              106,856            1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.142606          0.991871         -13.19%               16,158            1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Cash Management -               1.266733          1.321023           4.29%                    0            1999
Class A*                             ---------------- ------------------ --------------- --------------------- ------------
                                        1.212149          1.266733           4.50%                    0            1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.159356          1.212149           4.55%              231,535            1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.110383          1.159356           4.41%              618,162            1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.057458          1.110383           5.00%            2,561,760            1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.025704          1.057458           3.10%            2,324,960            1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.003770          1.025704           2.19%               25,763            1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.003770           0.38%                    0            1992
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

*The 7-day yield on the Dreyfus Cash Management - Class A as of December 31,
 1999 was 4.68%.

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Dreyfus Premier Third Century       4.554448          5.872109         28.93%                40,022           1999
Fund, Inc. - Class Z                 ---------------- ------------------ --------------- --------------------- ------------
                                        3.532278          4.554448         28.94%                42,486           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.756438          3.532278         28.15%            10,221,038           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.238323          2.756438         23.15%             3,824,949           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.663803          2.238323         34.53%             6,501,520           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.814915          1.663803         -8.33%             6,965,653           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.740666          1.814915          4.27%             8,765,880           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.723855          1.740666          0.98%             9,137,872           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.259983          1.723855         36.82%             5,165,976           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.228377          1.259983          2.57%             4,118,236           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus S&P 500 Index Fund              1.544833          1.840155         19.12%            33,167,813           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.217658          1.544833         26.87%            24,343,259           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.217658         21.77%             8,503,701           1997
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Evergreen Income and Growth Fund -      2.380651          2.744107         15.27%               575,792           1999
Class Y                              ---------------- ------------------ --------------- --------------------- ------------
                                        2.422617          2.380651         -1.73%               713,985           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.947502          2.422617         24.40%             1,909,226           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.741651          1.947502         11.82%             1,146,375           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.419467          1.741651         22.70%             3,257,653           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.531292          1.419467         -7.30%             4,439,096           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.368966          1.531292         11.86%             7,948,202           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.256090          1.368966          8.99%             6,846,744           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.031024          1.256090         21.83%             7,328,719           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.110904          1.031024         -7.19%            13,632,891           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated U.S. Government               1.300471          1.281395         -1.47%             3,114,074           1999
Securities Fund: 2-5 Years -         ---------------- ------------------ --------------- --------------------- ------------
Institutional Shares                    1.214470          1.300471          7.08%             2,986,605           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.144380          1.214470          6.12%             2,077,904           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.115461          1.144380          2.59%             1,214,422           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        0.991595          1.115461         12.49%             1,877,483           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.020623          0.991595         -2.84%             1,280,899           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.020623          2.06%               696,793           1993
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Asset Manager(TM)              1.744805          1.963180         12.52%             3,890,385           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.517270          1.744805         15.00%             3,453,740           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.252704          1.517270         21.12%             4,375,583           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.121926          1.252704         11.66%             2,611,685           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        0.958564          1.121926         17.04%             5,838,128           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.036089          0.958564         -7.48%             3,916,306           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.036089          3.61%                79,714           1993
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Capital & Income Fund          4.829318          5.414988         12.13%                73,052           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        4.654233          4.829318          3.76%                86,372           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        4.096488          4.654233         13.62%               294,820           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.712491          4.096488         10.34%               125,230           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.210584          3.712491         15.63%               463,343           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.397953          3.210584         -5.51%               561,985           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.746533          3.397953         23.72%               925,953           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.165417          2.746533         26.84%             1,032,492           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.684020          2.165417         28.59%             1,471,867           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.768220          1.684020         -4.76%             4,160,164           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Contrafund(R)                  3.269491          4.050734         23.89%            69,533,635           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.509557          3.269491         30.28%            67,920,295           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.059778          2.509557         21.84%            99,795,570           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.705419          2.059778         20.78%            56,288,590           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.263308          1.705419         35.00%            62,585,233           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.289799          1.263308         -2.05%            40,927,857           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.072342          1.289799         20.28%            14,514,807           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.072342          7.23%               186,872           1992
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Equity-Income Fund             7.691828          8.164209          6.14%            16,073,617           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        6.900916          7.691828         11.46%            17,905,060           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        5.359692          6.900916         28.76%            42,604,023           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        4.471070          5.359692         19.87%            18,493,235           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.424310          4.471070         30.57%            35,553,370           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.448520          3.424310         -0.70%            34,056,352           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.869860          3.448520         20.16%            41,743,016           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.526472          2.869860         13.59%            36,410,831           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.971024          2.526472         28.18%            40,239,204           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.314450          1.971024        -14.84%            65,533,870           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Growth & Income Portfolio      3.280585          3.588034          9.37%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.581177          3.280585         27.10%                 1,124           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.001775          2.581177         28.94%             3,435,213           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.683805          2.001775         18.88%             4,201,944           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.255568          1.683805         34.11%             4,155,413           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.239420          1.255568          1.30%             2,808,994           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.046808          1.239420         18.40%             1,219,293           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.046808          4.68%                85,896           1992
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Magellan(R)Fund                3.175365          3.901714         22.87%            51,113,926           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.398961          3.175365         32.36%            49,762,526           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.913110          2.398961         25.40%            95,356,893           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.729361          1.913110         10.63%            56,756,036           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.275955          1.729361         35.53%            92,049,788           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.311856          1.275955         -2.74%            68,044,510           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.062405          1.311856         23.48%            43,203,753           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.062405          6.24%            10,591,374           1992
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Growth Fund of America(R), Inc.     4.415588          6.372783         44.32%             3,020,836           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.382686          4.415588         30.53%             2,635,898           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.691979          3.382686         25.66%             4,016,452           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.366626          2.691979         13.75%             2,478,693           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.840658          2.366626         28.57%             6,716,573           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.857739          1.840658         -0.92%             5,646,915           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.638011          1.857739         13.41%             5,353,392           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.539692          1.638011          6.39%             3,840,212           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.144684          1.539692         34.51%             1,551,711           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.205372          1.144684         -5.03%               105,320           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Income Fund of America(R), Inc.       2.835318        2.822987         -0.43%             4,114,668           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          2.614863        2.835318          8.43%             4,569,474           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          2.160929        2.614863         21.01%             7,017,085           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.893327        2.160929         14.13%             5,291,391           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.480756        1.893327         27.86%             8,645,811           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.533299        1.480756         -3.43%             7,829,528           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.357846        1.533299         12.92%             7,258,704           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.223786        1.357846         10.95%             3,016,773           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          0.998504        1.223786         22.56%               631,336           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000        0.998504         -0.15%                     0           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Equity Income Fund                2.376817        2.655967         11.74%             7,365,327           1999
(formerly, INVESCO Industrial        ---------------- ------------------ --------------- --------------------- ------------
Income Fund)                              2.102364        2.376817         13.05%             7,930,211           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.678513        2.102364         25.25%            10,884,376           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.451889        1.678513         15.61%             7,428,110           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.151056        1.451889         26.14%            10,632,818           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.208959        1.151056         -4.79%             8,239,738           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.045472        1.208959         15.64%             3,039,640           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000        1.045472          4.55%                17,289           1992
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Janus Fund                                2.681244        3.907654         45.74%            46,328,151           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.948907        2.681244         37.58%            28,922,213           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.603290        1.948907         21.56%            33,709,518           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.353271        1.603290         18.48%            15,851,766           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.055481        1.353271         28.21%            13,522,743           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.077425        1.055481         -2.04%             7,345,306           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000        1.077425          7.74%             2,969,768           1993
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Janus Worldwide Fund                      1.241260        2.021004         62.82%             1,050,360           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000        1.241260         24.13%               931,009           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MAS Funds Fixed Income Portfolio          1.413926        1.391983         -1.55%             2,844,269           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.335173        1.413926          5.90%             2,982,430           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.229760        1.335173          8.57%             1,990,827           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.156444        1.229760          6.34%               718,247           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          0.980782        1.156444         17.91%               366,064           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000        0.980782         -1.92%                31,751           1994
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Massachusetts Investors Growth           22.143725       30.435351         37.44%               171,618           1999
Stock Fund - Class A                 ---------------- ------------------ --------------- --------------------- ------------
                                         15.968069       22.143725         38.68%               164,187           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         10.880822       15.968069         46.75%               450,089           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          8.942612       10.880822         21.67%               164,786           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          7.034148        8.942612         27.13%               551,377           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          7.613442        7.034148         -7.61%               604,020           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          6.714892        7.613442         13.38%               891,831           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          6.368639        6.714892          5.44%               914,534           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          4.352449        6.368639         46.32%             1,056,566           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          4.612779        4.352449         -5.64%             1,577,501           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R) Growth Opportunities Fund -      11.531693         15.172145         31.57%               392,659           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                         9.012670         11.531693         27.95%               419,655           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         7.380232          9.012670         22.12%             3,078,940           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         6.114190          7.380232         20.71%               843,158           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         4.589533          6.114190         33.22%             3,824,999           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         4.834037          4.589533         -5.06%             4,635,532           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         4.200054          4.834037         15.09%             9,303,110           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         3.936838          4.200054          6.69%            10,600,796           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         3.246855          3.936838         21.25%            13,413,614           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         3.427388          3.246855         -5.27%            23,047,089           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R) High Income Fund -                6.172749          6.542182          5.98%               142,768           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                         6.168371          6.172749          0.07%               146,644           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         5.518160          6.168371         11.78%               633,922           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         4.949752          5.518160         11.48%               164,395           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         4.265493          4.949752         16.04%               806,763           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         4.422523          4.265493         -3.55%               877,250           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         3.739642          4.422523         18.26%             1,068,154           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         3.225557          3.739642         15.94%             1,036,507           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.186959          3.225557         47.94%             1,186,991           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.651605          2.186959        -17.52%             2,159,639           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Bond Fund -                2.325952          2.239633         -3.71%                73,080           1999
Class D                              ---------------- ------------------ --------------- --------------------- ------------
                                         2.166981          2.325952          7.34%                74,419           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.001472          2.166981          8.27%                51,355           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.991196          2.001472          0.52%                26,395           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.619166          1.991196         22.98%                92,001           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.778765          1.619166         -8.97%                51,492           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.621957          1.778765          9.67%               148,222           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.516560          1.621957          6.95%               197,350           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.309926          1.516560         15.77%               363,511           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.222004          1.309926          7.19%               420,858           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Fund - Class D            26.722904         26.409607         -1.17%               245,623           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        20.697282         26.722904         29.11%               266,191           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        14.964379         20.697282         38.31%             3,635,254           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        12.191058         14.964379         22.75%             1,316,219           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         9.468045         12.191058         28.76%             2,905,460           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         9.502760          9.468045         -0.37%             3,036,527           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         8.985447          9.502760          5.76%             3,690,273           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         8.810680          8.985447          1.98%             4,218,392           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         6.830443          8.810680         28.99%             3,906,633           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         6.875188          6.830443         -0.65%             3,792,110           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Growth Fund -              4.725203         5.459300         15.54%               869,228           1999
Class D                              ---------------- ------------------ --------------- --------------------- ------------
                                         3.854877         4.725203         22.58%               945,925           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         3.083008         3.854877         25.04%             2,582,538           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.667201         3.083008         15.59%             1,156,065           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.092009         2.667201         27.49%             3,668,270           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.081399         2.092009          0.51%             3,759,425           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.887524         2.081399         10.27%             5,928,120           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.792687         1.887524          5.29%             5,747,753           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.330199         1.792687         34.77%             5,108,711           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.452973         1.330199         -8.45%             7,279,598           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Money Market - Prime       3.126448         3.241560          3.68%               203,439           1999
Shares*                              ---------------- ------------------ --------------- --------------------- ------------
                                         3.003821         3.126448          4.08%               239,031           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.884848         3.003821          4.12%            18,830,414           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.774433         2.884848          3.98%             7,935,176           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.654661         2.774433          4.51%            20,350,850           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.583387         2.654661          2.76%            18,028,497           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.542721         2.583387          1.60%            20,122,594           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.487178         2.542721          2.23%            22,067,362           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.377082         2.487178          4.63%            33,612,374           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.224557         2.377082          6.86%            48,721,235           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Neuberger Berman Guardian Fund,          1.617561         1.737813          7.43%                     0           1999
Inc.                                 ---------------- ------------------ --------------- --------------------- ------------
                                         1.595471         1.617561          1.38%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.365700         1.595471         16.82%               614,486           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.169665         1.365700         16.76%                     0           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.000000         1.696655         16.97%                     0           1995
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Neuberger Berman Manhattan Fund,         3.628224         5.418154         49.33%                70.169           1999
Inc.                                 ---------------- ------------------ --------------- --------------------- ------------
                                         3.146989         3.628224         15.29%                71,086           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.458922         3.146989         27.98%                39,662           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.259932         2.458922          8.81%               119,922           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.741549         2.259932         29.77%               394,751           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.823796         1.741549         -4.51%               406,054           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.673695         1.823796          8.97%               317,549           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.434738         1.673695         16.66%                56,526           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.106565         1.434738         29.66%                 7,124           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.214940         1.106565         -8.92%                     0           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Investors Fund - Class A         24.311753        31.341504         28.92%               537,267           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        18.110411        24.311753         34.24%               571,765           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        13.594501        18.110411         33.22%            2, 476,574           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        11.305164        13.594501         20.25%               713,005           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         8.297318        11.305164         36.25%             3,422,356           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         8.652501         8.297318         -4.10%             3,674,131           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         7.410567         8.652501         16.76%             4,311,483           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         6.934213         7.410567          6.87%             4,294,647           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         5.445269         6.934213         27.34%             4,745,398           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         5.654203         5.445269         -3.70%             6,112,297           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

*The 7-day yield on the Nationwide Money Market Fund - Prime Shares as of
 December 31, 1999 was 4.36%.

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Voyager Fund - Class A           4.715165          7.292508         54.66%            26,953,260           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.837109          4.715165         22.88%            25,813,706           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.074879          3.837109         24.79%            35,911,119           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.752130          3.074879         11.73%            18,151,250           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.982311          2.752130         38.83%            21,036,155           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.992379          1.982311         -0.51%            14,803,070           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.698751          1.992379         17.28%            11,820,145           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.563079          1.698751          8.68%             7,640,204           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.049811          1.563079         48.89%             4,622,048           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.049811          4.98%               290,518           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
SEI Index Funds - S&P 500 Index         4.964488          5.941224         19.67%               341,359           1999
Portfolio                            ---------------- ------------------ --------------- --------------------- ------------
                                        3.905079          4.964488         27.13%               259,012           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.962497          3.905079         31.82%             3,892,401           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.439184          2.962497         21.45%               524,069           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.792835          2.439184         36.05%             1,072,618           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.792223          1.792835          0.03%               722,997           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.647325          1.792223          8.80%               509,498           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.548965          1.647325          6.35%               257,368           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.203412          1.548965         28.71%               121,485           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.254560          1.203412         -4.08%                   509           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Seligman Growth Fund, Inc. - Class     16.801408         21.680277         29.04%                82,517           1999
A                                    ---------------- ------------------ --------------- --------------------- ------------
                                       12.541848         16.801408         33.96%                87,555           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       10.720312         12.541848         16.99%               227,045           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        8.934609         10.720312         19.99%               105,249           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        7.020585          8.934609         27.26%               277,527           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        7.370495          7.020585         -4.75%               299,685           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        6.989639          7.370495          5.45%               513,220           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        6.340967          6.989639         10.23%               555,163           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        4.611005          6.340967         37.52%               685,494           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        4.910683          4.611005         -6.10%               977,515           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
T. Rowe Price International Stock       2.120702          2.827534         33.33%             7,563,383           1999
Fund(R)                              ---------------- ------------------ --------------- --------------------- ------------
                                        1.843420          2.120702         15.04%             7,543,129           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.812062          1.843420          1.73%            16,365,466           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.577274          1.812062         14.89%             8,220,403           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.429428          1.577274         10.34%            22,425,072           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.454045          1.429428         -1.69%            18,673,315           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.047655          1.454045         38.79%            11,658,962           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.095728          1.047655         -4.39%             4,370,293           1992
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        0.954695          1.095728         14.77%             2,239,924           1991
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          0.954695         -4.53%               441,232           1990
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Templeton Foreign Fund - Class A        1.765910          2.435118         37.90%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.874393          1.765910         -5.79%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.774294          1.874393          5.64%            43,044,777           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.518092          1.774294         16.08%            27,327,650           1996
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.378759          1.518092         10.11%            32,915,364           1995
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.387073          1.378759         -0.60%            25,358,639           1994
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.023491          1.387073         35.52%             6,636,629           1993
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000          1.023491          2.35%                     0           1992
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.90%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Growth -             7.924525          10.577210          33.47%            3,375,777           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                       5.846396           7.924525          35.55%            3,294,508           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.563176           5.846396          28.12%            3,903,936           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.005400           4.563176           0.18%            4,398,109           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Ultra - Investor     3.368207           4.722120          40.20%           22,045,290           1999
Class                                ---------------- ------------------ --------------- --------------------- ------------
                                       2.526007           3.368207          33.34%           19,448,936           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.070035           2.526007          22.03%           19,732,726           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.835553           2.070035           0.69%           18,056,950           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Bond Fund of America(SM) Inc.      2.432540           2.465874           1.37%              948,592           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.333980           2.432540           4.22%              883,859           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.155938           2.333980           8.26%              844,897           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.128763           2.155938           1.28%            1,040,496           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Davis New York Venture Fund -          2.539900           2.960004          16.54%              116,577           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                       2.233818           2.539900          13.70%              137,969           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.686157           2.233818          32.48%              199,664           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.580715           1.686157           6.67%              133,664           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Delaware Group Decatur Fund, Inc.      3.204456           3.066072          -4.32%               22,390           1999
- Decatur Income Fund -              ---------------- ------------------ --------------- --------------------- ------------
Institutional Class                    2.936925           3.204456           9.11%               24,175           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.280397           2.936925          28.79%               15,400           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.186556           2.280397           4.29%               13,782           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Cash Management Fund -         1.268119           1.321023           4.17%              138,879           1999
Class A*                             ---------------- ------------------ --------------- --------------------- ------------
                                       1.212863           1.268119           4.56%              192,356           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.159453           1.212863           4.61%              231,535           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.151569           1.159453           0.68%              377,565           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus S&P 500 Index Fund             1.546121           1.842610          19.18%            8,433,585           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.218064           1.546121          26.93%            6,127,205           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.218064          21.81%            3,436,138           1997
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Dreyfus Premier Third Century      4.559374           5.881397          29.00%               26,205           1999
Fund, Inc. - Class Z                 ---------------- ------------------ --------------- --------------------- ------------
                                       3.534332           4.559374          29.00%               31,247           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.756663           3.534332          28.21%            1,286,026           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.699982           2.756663           2.10%              967,536           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Evergreen Income and Growth Fund -     2.383227           2.748449          15.32%              203,892           1999
Class Y                              ---------------- ------------------ --------------- --------------------- ------------
                                       2.424026           2.383227          -1.68%              234,506           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.947661           2.424026          24.46%              388,299           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.875063           1.947661           3.87%              470,751           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated U.S. Government              1.301894           1.283445          -1.42%            1,073,320           1999
Securities Fund: 2-5 Years -         ---------------- ------------------ --------------- --------------------- ------------
Institutional Class                    1.215186           1.301894           7.14%              748,333           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.144477           1.215186           6.18%              323,646           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.140767           1.144477           0.33%              342,284           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Asset Manager(TM)             1.746693           1.966286          12.57%              881,771           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.518153           1.746693          15.05%              666,704           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.252806           1.518153          21.18%              633,745           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.214007           1.252806           3.20%              671,795           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

*The 7-day yield on the Dreyfus Cash Management - Class A as of December 31,
 1999 was 4.73%.

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Capital & Income Fund             4.834602         5.423649       12.18%                 31,159          1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           4.656974         4.834602        3.81%                 26,735          1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           4.096833         4.656974       13.67%                 36,724          1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           4.015008         4.096833        2.04%                 77,649          1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Contrafund(R)                     3.273028         4.057141       23.96%             18,837,816          1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.511017         3.273028       30.35%             15,599,501          1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.059947         2.511017       21.90%             15,968,503          1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.953469         2.059947        5.45%             13,231,488          1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Equity-Income Fund                7.700147         8.177127        6.19%              5,697,594          1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           6.904928         7.700147       11.52%              6,047,814          1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           5.360130         6.904928       28.82%              7,169,293          1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           5.110007         5.360130        4.89%              6,443,316          1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity  Magellan(R) Fund                 3.178799         3.907885       22.94%             12,438,056          1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.400356         3.178799       32.43%             12,014,518          1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.913267         2.400356       25.46%             11,589,048          1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.831563         1.913267        4.46%             11,002,403          1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Growth Fund of America(R), Inc.        4.420363         6.382860       44.40%                886,629          1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           3.384653         4.420363       30.60%                614,458          1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.692199         3.384653       25.72%                650,012          1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.519027         2.692199        6.87%                553,730          1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Income Fund of America(R), Inc.        2.838385         2.827454       -0.39%              1,042,018          1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.616384         2.838385        8.49%              1,108,491          1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.161106         2.616384       21.07%              1,325,543          1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.072384         2.161106        4.28%              1,137,681          1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Equity Income Fund                 2.379388         2.660169       11.80%              1,747,453          1999
(formerly, INVESCO Industrial        ---------------- ------------------ --------------- --------------------- ------------
Income Fund)                               2.103587         2.379388       13.11%              1,694,071          1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.678650         2.103587       25.31%              1,917,268          1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.613178         1.678650        4.06%              1,639,958          1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Janus Fund                                 2.684144         3.913834       45.81%             13,891,900          1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.950041         2.684144       37.65%              6,455,407          1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.603421         1.950041       21.62%              5,595,764          1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.550403         1.603421        3.42%              4,109,624          1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MAS Funds Fixed Income Portfolio           1.415456         1.394187       -1.50%                356,213          1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.335950         1.415456        5.95%                320,011          1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.229861         1.335950        8.63%                296,496          1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.215745         1.229861        1.16%                193,871          1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R)Growth Opportunities Fund -         11.544167        15.196145       31.63%                278,945          1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                           9.017913        11.544167       28.01%                286,467          1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           7.380837         9.017913       22.18%                317,319          1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           7.065737         7.380837        4.46%                361,634          1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R)High Income Fund -                   6.179502         6.552645        6.04%                 20,059          1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                           6.172004         6.179502        0.12%                 18,550          1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           5.518624         6.172004       11.84%                 25,730          1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           5.541012         5.518624        2.01%                 41,389          1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Massachusetts Investors Growth          22.167667        30.483476           37.51%                34,300           1999
Stock Fund - Class A                 ---------------- ------------------ --------------- --------------------- ------------
                                        15.977352        22.167667           38.74%                32,426           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        10.881713        15.977352           46.83%                19,733           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        10.489691        10.881713            3.74%                13,452           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Fund - Class D            26.751797        26.451387           -1.12%                11,811           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        20.709316        26.751797           29.18%                15,513           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        14.965604        20.709316           38.38%               509,179           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        14.282052        14.965604            4.79%               336,341           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Growth Fund -              4.730314         5.467936           15.59%               218,121           1999
Class D                              ---------------- ------------------ --------------- --------------------- ------------
                                         3.857119         4.730314           22.64%               245,637           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         3.083261         3.857119           25.10%               357,289           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.916856         3.083261            5.70%               386,199           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Money Market - Prime       3.129869         3.246745            3.73%                     0           1999
Shares*                              ---------------- ------------------ --------------- --------------------- ------------
                                         3.005590         3.129869            4.13%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.885091         3.005590            4.18%             6,441,740           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.867462         2.885091            0.61%             6,749,071           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Investors Fund - Class A         24.338044        31.391074           28.98%               105,667           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        18.120944        24.338044           34.31%                99,114           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        13.595614        18.120944           33.29%               133,581           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        13.246208        13.595614            2.64%               153,709           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Voyager Fund - Class A            4.720266         7.304042           54.74%             6,582,645           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         3.839341         4.720266           22.94%             5,838,788           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         3.075131         3.839341           24.85%             5,930,438           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         3.055821         3.075131            0.63%             5,117,342           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
SEI Index Funds - S&P 500 Index          4.969856         5.950659           19.74%                67,602           1999
Portfolio                            ---------------- ------------------ --------------- --------------------- ------------
                                         3.907349         4.969856           27.19%                76,739           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.962740         3.907349           31.88%                52,580           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         2.823355         2.962740            4.94%                71,085           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Seligman Growth Fund, Inc. - Class      16.819578        21.715067           29.11%                 3,416           1999
A                                    ---------------- ------------------ --------------- --------------------- ------------
                                        12.549144        16.819578           34.03%                 3,139           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        10.721190        12.549144           17.05%                10,649           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        10.356946        10.721190            3.52%                17,582           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
T. Rowe Price International Stock        2.122997         2.832007           33.40%             1,684,025           1999
Fund(R)                              ---------------- ------------------ --------------- --------------------- ------------
                                         1.844492         2.122997           15.10%             1,638,194           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.812210         1.844492            1.78%             1,859,130           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.725796         1.812210            5.01%             1,718,457           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Templeton Foreign Fund - Class A         1.767822         2.438971           37.96%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.875484         1.767822           -5.74%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.774439         1.875484            5.69%             7,960,130           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         1.678650         1.774439            5.71%             6,594,135           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31, 1999 was 4.41%.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.80%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Income & Growth -     1.097595             1.284360       17.02%             4,099,338           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000             1.097595        9.76%               109,503           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Growth Fund -        7.941675            10.610693       33.61%             3,278,927           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                       5.853199             7.941675       35.68%             3,767,251           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.563925             5.853199       28.25%             1,540,193           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.555198             4.563925        0.19%             1,586,526           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: International        1.084264             2.028049       87.04%             3,037,882           1999
Discovery - Investor Class           ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000             1.084264        8.43%                83,975           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Ultra Fund -         3.375496             4.737067       40.34%            16,063,912           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                       2.528946             3.375496       33.47%            16,603,825           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.070374             2.528946       22.15%            11,990,091           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.055822             2.070374        0.71%             9,866,856           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Brown Capital Management -         1.000000             1.348543       34.85%                41,331           1999
Small Company Fund
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Bond Fund of America(SM), Inc.     2.437902             2.473803        1.47%               762,842           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.336766             2.437902        4.33%               958,940           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.156336             2.336766        8.37%               379,522           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.128822             2.156336        1.29%               281,942           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Delaware Group Decatur Income          3.211392             3.075782       -4.22%                 3,294           1999
Fund, Inc. - Decatur Income Fund -   ---------------- ------------------ --------------- --------------------- ------------
Institutional Class                    2.940341             3.211392        9.22%                 1,554           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.280770             2.940341       28.92%                 6,036           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.186573             2.280770        4.31%                 5,492           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Appreciation Fund, Inc.        1.080133             1.178335        9.09%             2,360,495           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000             1.080133        8.01%               524,887           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Premier Midcap Stock -         1.133283             1.243793        9.75%               223,901           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000             1.133283       13.33%                10,469           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Dreyfus Premier Third Century      4.569241             5.900015       29.12%             5,741,865           1999
Fund, Inc. - Class Z                 ---------------- ------------------ --------------- --------------------- ------------
                                       3.538445             4.569241       29.13%             5,543,237           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.757115             3.538445       28.34%               912,241           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.700004             2.757115        2.12%               603,861           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus S&P 500 Index Fund             1.548700             1.847528       19.30%             6,741,003           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.218878             1.548700       27.06%             6,707,476           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000             1.218878       21.89%             2,297,690           1997
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Evergreen Income and Growth Fund -     2.388387             2.757154       15.44%               139,239           1999
Class Y                              ---------------- ------------------ --------------- --------------------- ------------
                                       2.426846             2.388387       -1.58%               173,121           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.947980             2.426846       24.58%                79,190           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.875078             1.947980        3.89%                78,598           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated Bond Fund - Class F          1.018687             0.986932       -3.12%               408,645           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000             1.018687        1.87%                55,483           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated U.S. Government              1.304742             1.287550       -1.32%               677,902           1999
Securities Fund: 2-5 Years -         ---------------- ------------------ --------------- --------------------- ------------
Institutional Shares                   1.216616             1.304742        7.24%               583,720           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.144669             1.216616        6.29%               188,738           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.140779             1.144669        0.34%               104,682           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Advisor Growth                1.089301             1.124760        3.26%             1,561,973           1999
Opportunities Fund - Class A         ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000             1.089301        8.93%               182,532           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Advisor High Yield Fund -     1.064751             1.144516        7.49%               451,076           1999
Class T                              ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000             1.064751        6.48%                12,701           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Asset Manager(TM)             1.750474             1.972513       12.68%               712,331           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.519919             1.750474       15.17%               479,562           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.253012             1.519919       21.30%               299,273           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.214017             1.253012        3.21%               269,853           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Capital & Income Fund         4.845178             5.440999       12.30%                42,613           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.662457             4.845178        3.92%                62,633           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.097522             4.662457       13.79%                22,232           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.015052             4.097522        2.05%                23,351           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Contrafund(R)                 3.280112             4.069987       24.08%            13,989,579           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.513939             3.280112       30.48%            15,008,219           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.060284             2.513939       22.02%             9,637,261           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.953485             2.060284        5.47%             7,230,068           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Equity-Income Fund            7.716814             8.203023        6.30%             4,320,699           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       6.912960             7.716814       11.63%             4,932,169           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       5.361008             6.912960       28.95%             3,057,190           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       5.110048             5.361008        4.91%             2,555,440           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Magellan(R) Fund              3.185678             3.920256       23.06%             9,379,290           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.403149             3.185678       32.56%             8,905,129           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.913580             2.403149       25.58%             6,180,393           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.831578             1.913580        4.48%             5,622,628           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Growth Fund of America(R), Inc.    4.429930             6.403063       44.54%               665,341           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.388591             4.429930       30.73%               516,513           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.692640             3.388591       25.85%               496,036           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.519048             2.692640        6.89%               441,833           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Income Fund of America(R), Inc.    2.844529             2.836409       -0.29%               982,366           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.619427             2.844529        8.59%               945,389           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.161460             2.619427       21.19%               490,571           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.072401             2.161460        4.30%               367,278           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Dynamics Fund, Inc.            1.172431             1.998173       70.43%             6,813,160           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000             1.172431       17.24%                32,721           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Equity Income Fund             2.384538             2.668593       11.91%             1,289,279           1999
(formerly, INVESCO Industrial        ---------------- ------------------ --------------- --------------------- ------------
Income Fund)                           2.106034             2.384538       13.22%             1,333,146           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.678925             2.106034       25.44%               473,406           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.613191             1.678925        4.07%               309,576           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Total Return Fund              1.023668             1.001721       -2.14%               757,252           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000             1.023668        2.37%                53,415           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Janus Fund                             2.689953             3.926222       45.96%            11,225,252           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.952310             2.689953       37.78%             8,036,789           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.603684             1.952310       21.74%             2,423,723           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.550416             1.603684        3.44%             1,634,700           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MAS Funds Fixed Income Portfolio       1.418521             1.398604       -1.40%               640,609           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.337506             1.418521        6.06%               552,980           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.230062             1.337506        8.73%               248,580           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.215755             1.230062        1.18%                87,227           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R)Growth Opportunities Fund -     11.569155            15.244258       31.77%               158,132           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                       9.028407            11.569155       28.14%               187,053           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       7.382046             9.028407       22.30%               178,707           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       7.065795             7.382046        4.48%               181,406           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R)High Income Fund - Class A        6.193021           6.573607          6.15%                27,277           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        6.179271           6.193021          0.22%                28,739           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        5.519552           6.179271         11.95%                 6,564           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        5.410180           5.519552          2.02%                 6,455           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Massachusetts Investors Growth         22.215628          30.579953         37.65%                 9,966           1999
Stock Fund - Class A                 ---------------- ------------------ --------------- --------------------- ------------
                                       15.995935          22.215628         38.88%                 9,777           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       10.883496          15.995935         46.97%                12,152           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       10.489775          10.883496          3.75%                11,971           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Morgan Stanley Institutional Fund-      1.106680           1.530130         38.26%               538,687           1999
Equity Growth Portfolio - Class B    ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000           1.106680         10.67%                71,375           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
NSAT - Nationwide Income Fund           1.000000           0.996375         -0.36%                 2,838           1999
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
NSAT - Nationwide Small Company         1.022482           1.460854         42.87%             1,963,101           1999
Fund                                 ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000           1.022482          2.25%             1,644,689           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide S&P 500 Index Fund -         1.093550           1.299566         18.84%             4,573,329           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                     1.000000           1.093550          9.36%               299,188           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Fund - Class D           26.809677          26.535147         -1.02%             3,202,045           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       20.733404          26.809677         29.31%             3,035,298           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       14.968055          20.733404         38.52%               329,293           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       14.282168          14.968055          4.80%               195,684           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Growth Fund -             4.740553           5.485250         15.71%               230,411           1999
Class D                              ---------------- ------------------ --------------- --------------------- ------------
                                        3.861607           4.740553         22.76%               308,068           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.083766           3.861607         25.22%                93,047           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.916880           3.083766          5.72%                96,156           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Money Market - Prime      3.136716           3.257131          3.84%            13,061,105           1999
Shares*                              ---------------- ------------------ --------------- --------------------- ------------
                                        3.009129           3.136716          4.24%             8,324,157           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.885576           3.009129          4.28%               909,979           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        2.867493           2.885576          0.63%               901,408           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Neuberger & Berman Partners Trust       1.041831           1.113054          6.84%                90,861           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000           1.041831          4.18%                40,394           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Oppenheimer Global Fund -               1.106449           1.739511         57.22%             1,389,141           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000           1.106449         10.64%                78,391           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Investors Fund - Class A        24.390710          31.490449         29.11%                61,479           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       18.142029          24.390710         34.44%                75,040           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       13.597842          18.142029         33.42%                39,280           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       13.246316          13.597842          2.65%                38,905           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Voyager Fund - Class A           4.730485           7.327165         54.89%             7,607,104           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.843809           4.730485         23.07%             5,319,237           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.075635           3.843809         24.98%             3,166,939           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                        3.055846           3.075635          0.65%             2,559,117           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Seligman Growth Fund, Inc. - Class     16.855977          21.783810         29.23%                15,382           1999
A                                    ---------------- ------------------ --------------- --------------------- ------------
                                       12.563748          16.855977         34.16%                16,244           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       10.722947          12.563748         17.17%                 2,475           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       10.357031          10.722947          3.53%                 2,396           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31, 1999 was 4.51%.

                                     ACCUMULATION      ACCUMULATION                          NUMBER OF
                                      UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                     AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
              FUND                    OF PERIOD          OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
---------------------------------- ----------------- ------------------ --------------- --------------------- ------------
T. Rowe Price International           2.127594            2.840974        33.53%             1,457,486           1999
Stock Fund(R)                      ----------------- ------------------ --------------- --------------------- ------------
                                      1.846640            2.127594        15.21%             1,798,986           1998
                                   ----------------- ------------------ --------------- --------------------- ------------
                                      1.812507            1.846640         1.88%             1,036,525           1997
                                   ----------------- ------------------ --------------- --------------------- ------------
                                      1.725811            1.812507         5.02%               931,357           1996
---------------------------------- ----------------- ------------------ --------------- --------------------- ------------
Templeton Foreign Fund -              1.771651            2.446696        38.10%            19,373,241           1999
Class A                            ----------------- ------------------ --------------- --------------------- ------------
                                      1.877667            1.771651        -5.65%            21,282,916           1998
                                   ----------------- ------------------ --------------- --------------------- ------------
                                      1.774730            1.877667         5.80%             2,623,603           1997
                                   ----------------- ------------------ --------------- --------------------- ------------
                                      1.678664            1.774730         5.72%             2,061,896           1996
---------------------------------- ----------------- ------------------ --------------- --------------------- ------------
Warburg Pincus Emerging Markets       1.058940            1.489700        40.68%               417,978           1999
Growth Fund - Common Class         ----------------- ------------------ --------------- --------------------- ------------
                                      1.000000            1.058940         5.89%                26,076           1998
---------------------------------- ----------------- ------------------ --------------- --------------------- ------------

The Brown Capital Management Small Company Fund and the NSAT-Nationwide Income Fund were added to the variable account on October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION

VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.70%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Growth Fund -        7.958862          10.644282         33.74%                     0           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                       5.860011           7.958862         35.82%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.564673           5.860011         28.38%               758,360           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.555235           4.564673          0.21%               735,112           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Income & Growth -     1.097739           1.285813         17.13%             1,121,163           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.097739          9.77%                30,419           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: International        1.084406           2.030338         87.23%             1,254,474           1999
Discovery - Investor Class           ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.084406          8.44%                50,207           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Select Fund -        2.781702           3.376287         21.37%                     0           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                       2.064969           2.781702         34.71%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.573105           2.064969         31.27%             1,088,027           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.528629           1.573105          2.91%               949,150           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Ultra Fund -         3.382800           4.752061         40.48%                     0           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                       2.531889           3.382800         33.61%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.070713           2.531889         22.27%             4,964,637           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.055839           2.070713          0.72%             3,956,021           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Bond Fund of America(SM), Inc.     2.443271           2.481750          1.57%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.339554           2.443271          4.43%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.156734           2.339554          8.48%                55,496           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.128881           2.156734          1.31%                46,844           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Brown Capital Management -         1.000000           1.348878         34.89%                 4,867           1999
Small Company Fund
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Appreciation Fund, Inc.        1.080275           1.179669          9.20%               633,725           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.080275          8.03%                49,721           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Premier Midcap Stock -         1.133431           1.245200          9.86%                62,728           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.133431         13.34%                 5,430           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus S&P 500 Index Fund             1.551283           1.852459         19.41%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.219691           1.551283         27.19%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.219691         21.97%             1,092,654           1997
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Dreyfus Premier Third Century      4.579129           5.918693         29.25%             1,624,322           1999
Fund, Inc. - Class Z                 ---------------- ------------------ --------------- --------------------- ------------
                                       3.542562           4.579129         29.26%             1,526,223           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.757567           3.542562         28.47%               428,452           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.700026           2.757567          2.13%               244,163           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Evergreen Income and Growth Fund -     2.393558           2.765887         15.56%                     0           1999
Class Y                              ---------------- ------------------ --------------- --------------------- ------------
                                       2.429669           2.393558         -1.49%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.948299           2.429669         24.71%                21,853           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.875094           1.948299          3.90%                27,416           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated Bond Fund - Class F          1.018821           0.988049         -3.02%                67,164           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.018821          1.88%               219,340           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated U.S. Government              1.307593           1.291665         -1.22%                     0           1999
Securities Fund: 2-5 Years -         ---------------- ------------------ --------------- --------------------- ------------
Institutional Shares                   1.218047           1.307593          7.35%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.144861           1.218047          6.39%               114,003           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.140792           1.144861          0.36%               104,637           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Advisor Growth                1.089444           1.126033          3.36%               393,614           1999
Opportunities Fund - Class A         ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.089444          8.94%                11,123           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Advisor High Yield Fund -     1.064934           1.145866          7.60%               103,457           1999
Class T                              ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.064934          6.49%                 5,110           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Asset Manager(TM)             1.754263           1.978760         12.80%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.521688           1.754263         15.28%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.253217           1.521688         21.42%               538,872           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.214027           1.253217          3.23%               456,745           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Capital & Income Fund         4.855767           5.458386         12.41%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.667941           4.855767          4.02%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.098210           4.667941         13.90%                22,307           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.015097           4.098210          2.07%                22,770           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Contrafund(R)                 3.287212           4.082874         24.20%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.516865           3.287212         30.61%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.060621           2.516865         22.14%             4,750,222           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.953501           2.060621          5.48%             3,683,606           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Equity-Income Fund            7.733517           8.229002          6.41%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       6.921001           7.733517         11.74%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       5.361886           6.921001         29.08%             2,389,431           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       5.110090           5.361886          4.93%             1,989,159           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Magellan(R) Fund              3.192571           3.932667         23.18%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.405944           3.192571         32.70%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.913894           2.405944         25.71%             3,706,622           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.831593           1.913894          4.49%             3,295,811           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Growth Fund of America(R), Inc.    4.439517           6.423330         44.69%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.392534           4.439517         30.86%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.693081           3.392534         25.97%               170,540           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.519069           2.693081          6.91%               158,421           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Income Fund of America(R), Inc.    2.850687           2.845393         -0.19%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.622475           2.850687          8.70%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.161814           2.622475         21.31%               294,406           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.072418           2.161814          4.31%               246,997           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Dynamics Fund                  1.172584           2.000430         70.60%             2,368,456           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.172584         17.26%                   505           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Equity Income Fund             2.389699           2.677044         12.02%                     0           1999
(formerly, INVESCO Industrial        ---------------- ------------------ --------------- --------------------- ------------
Income Fund)                           2.108484           2.389699         13.34%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.679200           2.108484         25.56%               473,795           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.613204           1.679200          4.09%               346,238           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Total Return Fund              1.023803           1.002855         -2.05%               221,032           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.023803          2.38%                72,756           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Janus Fund                             2.695775           3.938650         46.10%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.954582           2.695775         37.92%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.603947           1.954582         21.86%             2,404,760           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.550428           1.603947          3.45%             1,696,374           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MAS Funds Fixed Income Portfolio       1.421594           1.403036         -1.31%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.339063           1.421594          6.16%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.230264           1.339063          8.84%                91,023           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.215765           1.230264          1.19%                27,573           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R) Growth                         11.594198          15.292523         31.90%                     0           1999
Opportunities Fund - Class A         ---------------- ------------------ --------------- --------------------- ------------
                                       9.038914          11.594198         28.27%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       7.383255           9.038914         22.42%                 5,735           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       7.065853           7.383255          4.49%                 7,294           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R) High Income Fund -              6.206555           6.594614          6.25%                     0           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                       6.186539           6.206555          0.32%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       5.520479           6.186539         12.07%                   105           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       5.410240           5.520479          2.04%                   130           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Massachusetts                         22.263692          30.676736         37.79%                     0           1999
Investors Growth                     ---------------- ------------------ --------------- --------------------- ------------
Stock Fund - Class A                  16.014540          22.263692         39.02%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      10.885279          16.014540         47.12%                   285           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      10.489862          10.885279          3.77%                   280           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Morgan Stanley Institutional Fund      1.106825           1.531860         38.40%               174,980           1999
- Equity Growth Portfolio -          ---------------- ------------------ --------------- --------------------- ------------
Class B                                1.000000           1.106825         10.68%                 5,955           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The               1.152311           1.421032         23.32%             2,218,802           1999
Aggressive Portfolio                 ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.152311         15.23%             2,046,802           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The               1.110341           1.144210          3.05%               882,125           1999
Conservative Portfolio               ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.110341         11.03%               289,939           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The Moderate      1.145999           1.307445         14.09%             2,040,824           1999
Portfolio                            ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.145999         14.60%             1,328,203           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The               1.143522           1.355141         18.51%             1,750,808           1999
Moderately Aggressive Portfolio      ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.143522         14.35%               806,901           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The               1.131933           1.234169          9.03%               721,136           1999
Moderately Conservative Portfolio    ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000           1.131933         13.19%               473,517           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Fund - Class D          26.867683          26.619171         -0.92%               823,372           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      20.757521          26.867683         29.44%               803,944           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      14.970505          20.757521         38.66%               142,531           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      14.282285          14.970505          4.82%                54,398           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Growth Fund -            4.750814           5.502618         15.82%                     0           1999
Class D                              ---------------- ------------------ --------------- --------------------- ------------
                                       3.866100           4.750814         22.88%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.084270           3.866100         25.35%               339,294           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.916904           3.084270          5.74%               286,704           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Money Market Fund        3.143571           3.267540          3.94%             5,308,031           1999
Prime Shares*                        ---------------- ------------------ --------------- --------------------- ------------
                                       3.012668           3.143571          4.35%             3,318,283           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.886060           3.012668          4.39%               985,611           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.867525           2.886060          0.65%             1,141,686           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31, 1999 was 4.61%.

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide S&P 500 Index Fund -        1.093694            1.301036        18.96%               676,972           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.093694         9.37%                22,552           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
NSAT -  Nationwide Income Fund         1.000000            0.996623        -0.34%                 6,307           1999
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
NSAT - Nationwide Small Company        1.023450            1.463697        43.02%               845,013           1999
Fund                                 ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000            1.023450         2.35%               877,300           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Neuberger Berman Partners Trust        1.041968            1.114314         6.94%                48,943           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000            1.041968         4.20%                 4,567           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Oppenheimer Global Fund - Class A      1.106594            1.741477        57.37%               238,979           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000            1.106594        10.66%                 5,875           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Balanced Fund -               1.061002            1.151398         8.52%               326,847           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.061002         6.10%                48,644           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige International Fund -          1.092070            1.316225        20.53%               153,162           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.092070         9.21%                16,097           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Large Cap Growth Fund -       1.139564            1.525781        33.89%               812,797           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.139564        13.96%                52,478           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Large Cap Value Fund -        1.049429            0.993783        -5.30%               136,335           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                   1.000000            1.049429         4.94%                 7,620           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Small Cap Fund -              1.090386            1.285935        17.93%               440,526           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.090386         9.04%                31,273           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Investors Fund - Class A       24.443490           31.590137        29.24%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      18.163138           24.443490        34.58%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      13.600069           18.163138        33.55%                 4,776           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      13.246425           13.600069         2.67%                 4,735           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Voyager Fund - Class A          4.740725            7.350361        55.05%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.848283            4.740725        23.19%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.076140            3.848283        25.10%             2,223,516           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.055871            3.076140         0.66%             1,979,411           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Seligman Growth Fund, Inc. - Class    16.892454           21.852770        29.36%                     0           1999
A                                    ---------------- ------------------ --------------- --------------------- ------------
                                      12.578369           16.892454        34.30%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      10.724703           12.578369        17.28%                   684           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      10.357115           10.724703         3.55%                   684           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
T. Rowe Price International Stock      2.132200            2.849969        33.66%                     0           1999
Fund(R)                              ---------------- ------------------ --------------- --------------------- ------------
                                       1.848790            2.132200        15.33%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.812803            1.848790         1.99%               783,958           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.725825            1.812803         5.04%               881,585           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Templeton                              1.775488            2.454445        38.24%             4,602,502           1999
Foreign Fund - Class A               ---------------- ------------------ --------------- --------------------- ------------
                                       1.879853            1.775488        -5.55%             4,957,272           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.775020            1.879853         5.91%             1,763,615           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.678677            1.775020         5.74%             1,461,504           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Warburg Pincus Emerging                1.059122            1.491445        40.82%                97,575           1999
Growth Fund - Common Class           ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000            1.059122         5.91%                 7,510           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

The Brown Capital Management Small Company Fund and the NSAT-Nationwide Income Fund were added to the variable account on October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.65%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
AIM Equity Funds, Inc. - AIM           2.751200            3.965223        44.13%                     0           1999
Constellation Fund - Institutional   ---------------- ------------------ --------------- --------------------- ------------
Class                                  2.318983            2.751200        18.64%             3,022,273           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.057438            2.318983        12.71%             2,389,104           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.897355            2.057438         8.44%             1,258,757           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Growth -             7.971577           10.666614        33.81%             1,084,862           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                       5.866443            7.971577        35.88%             8,602,720           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.567407            5.866443        28.44%             6,244,941           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.139808            4.567401        10.33%             6,000,935           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Select - Investor     2.768141            3.361506        21.44%             1,330,720           1999
Class                                ---------------- ------------------ --------------- --------------------- ------------
                                       2.376192            2.768141        16.49%             1,181,418           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Ultra - Investor     3.388204            4.762030        40.55%            11,961,825           1999
Class                                ---------------- ------------------ --------------- --------------------- ------------
                                       2.534668            3.388204        33.67%            35,694,678           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.071951            2.534668        22.33%            19,414,868           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.858002            2.071951        11.52%            16,258,739           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Bond Fund of America(SM), Inc.     2.447231            2.487024         1.63%               284,552           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.342166            2.447231         4.49%             1,599,096           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.158056            2.342166         8.53%               736,645           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.057925            2.158056         4.87%               471,875           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Delaware Group Decatur Fund, Inc.      3.202651            3.072015        -4.08%                    26           1999
- Decatur Income Fund -              ---------------- ------------------ --------------- --------------------- ------------
Institutional Class                    3.039369            3.202651         5.37%                   169           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus S&P 500 Index Fund             1.545632            1.846634        19.47%             7,202,634           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.379321            1.545632        12.06%             5,191,876           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Premier Third Century          4.586444            5.931110        29.32%                     0           1999
Fund, Inc. - Class Z                 ---------------- ------------------ --------------- --------------------- ------------
                                       3.546449            4.586444        29.32%             2,794,245           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.759214            3.546449        28.53%             2,302,999           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.421004            2.759214        13.97%             1,592,562           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Evergreen Income and Growth Fund -     2.397384            2.771693        15.61%                16,372           1999
Class Y                              ---------------- ------------------ --------------- --------------------- ------------
                                       2.432337            2.397384        -1.44%               431,682           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.949465            2.432337        24.77%               433,149           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.797507            1.949465         8.45%               494,994           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated U.S. Government              1.301463            1.286256        -1.17%               519,878           1999
Securities Fund: 2-5 Years -         ---------------- ------------------ --------------- --------------------- ------------
Institutional Shares                   1.304596            1.301463        -0.24%               344,294           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Capital & Income Fund         4.863557            5.469896        12.47%                13,256           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.673077            4.863557         4.08%                85,411           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.100654            4.673077        13.96%                70,677           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.891882            4.100654         5.36%                84,610           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Contrafund(R)                 3.292464            4.091441        24.27%            10,947,667           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.519627            3.292464        30.67%            16,051,389           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.061853            2.519627        22.20%             3,990,922           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.834521            2.061853        12.39%             1,600,079           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Asset Manager(TM)             1.745707            1.970094        12.85%               688,022           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.592894            1.745707         9.59%               758,282           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Equity-Income Fund            7.745874            8.246273         6.46%             2,331,508           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       6.928596            7.745874        11.80%            11,315,425           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       5.365090            6.928596        29.14%             7,574,670           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.792632            5.365090        11.94%             6,613,425           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Growth & Income Portfolio     3.303630            3.624092         9.70%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.591531            3.303630        27.48%             6,458,278           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.003791            2.591531        29.33%             3,435,213           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.788691            2.003791        12.03%             1,071,573           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Magellan(R) Fund              3.197672            3.940918        23.24%             6,699,000           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.408585            3.197672        32.76%            26,173,266           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.915038            2.408585        25.77%            16,840,881           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.732300            1.915038        10.55%            15,847,180           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Growth Fund of America(R), Inc.    4.417868            6.395199        44.76%               434,365           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.736808            4.417868        18.23%               397,583           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Income Fund of America(R), Inc.    2.836785            2.832933        -0.14%               278,766           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.688489            2.836785         5.52%               403,926           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Equity Income Fund             2.378046            2.665322        12.08%               843,299           1999
(formerly, INVESCO Industrial        ---------------- ------------------ --------------- --------------------- ------------
Income Fund)                           2.223486            2.378046         6.95%               660,119           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Janus Fund                             2.682628            3.921398        46.18%             8,056,954           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.178119            2.682628        23.16%             4,344,666           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MAS Funds - Fixed Income Portfolio     1.414658            1.396889        -1.26%               518,616           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.385466            1.414658         2.11%               283,874           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R) Growth Opportunities Fund -    11.612729           15.324618        31.96%                89,067           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                       9.048839           11.612729        28.33%             2,162,443           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       7.387670            9.048839        22.49%             1,999,203           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       6.482021            7.387670        13.97%             2,053,995           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R) High Income Fund - Class A      6.216512            6.608519         6.31%                 2,074           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       6.193345            6.216512         0.37%               664,163           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       5.523771            6.193345        12.12%               500,487           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       5.237254            5.523771         5.47%               466,255           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Massachusetts Investors Growth        22.299259           30.741088        37.86%                 2,247           1999
Stock Fund - Class A                 ---------------- ------------------ --------------- --------------------- ------------
                                      16.032114           22.299259        39.09%               262,889           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      10.891785           16.032114        47.19%               271,730           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       9.620839           10.891785        13.21%               270,135           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Bond Fund - Class D      2.342442            2.262343        -3.42%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.175755            2.342442         7.66%                43,138           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.003508            2.175755         8.60%                51,355           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.902228            2.003508         5.32%                53,369           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Fund - Class D          26.910596           26.675025        -0.88%                     0           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      20.780295           26.910596        29.50%             1,339,459           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      14.979448           20.780295        38.73%               721,864           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      13.293866           14.979448        12.68%               408,411           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Growth Fund - Class D    4.758406            5.514166        15.88%               402,620           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.870345            4.758406        22.95%             1,367,643           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.086114            3.870345        25.41%               658,443           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.801588            3.086114        10.16%               517,548           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Money Market Fund -      3.148614            3.274429         4.00%                     0           1999
Prime Shares*                        ---------------- ------------------ --------------- --------------------- ------------
                                       3.015983            3.148614         4.40%             4,349,555           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.887782            3.015983         4.44%             3,131,282           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.848502            2.887782         1.38%             3,694,679           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Neuberger Berman                       1.628931            1.755284         7.76%                     0           1999
Guardian Fund, Inc.                  ---------------- ------------------ --------------- --------------------- ------------
                                       1.601873            1.628931         1.69%               923,269           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.367075            1.601873        17.18%               614,486           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.203016            1.367075        13.64%               109,076           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Investors Fund - Class A       24.482535           31.656407        29.30%                18,355           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      18.183069           24.482535        34.64%             2,271,192           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      13.608194           18.183069        33.62%             1,771,233           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      12.172007           13.608194        11.80%             1,571,300           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Voyager                         4.748304            7.365787        55.12%             3,895,165           1999
Fund - Class A                       ---------------- ------------------ --------------- --------------------- ------------
                                       3.852510            4.748304        23.25%             6,536,365           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.077980            3.852510        25.16%             1,528,999           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.937103            3.077980         4.80%               990,216           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
SEI Index Funds - S&P 500 Index        4.999357            6.000914        20.03%                     0           1999
Portfolio                            ---------------- ------------------ --------------- --------------------- ------------
                                       3.920739            4.999357        27.51%             8,122,338           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.965481            3.920739        32.21%             3,689,771           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.610748            2.965481        13.59%               724,558           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Seligman Growth Fund, Inc. - Class A  16.919446           21.898623        29.43%                28,074           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      12.592179           16.919446        34.36%               108,084           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                      10.731114           12.592179        17.34%               113,689           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       9.693645           10.731114        10.70%               121,166           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
T. Rowe Price International Stock      2.135609            2.855951        33.73%             1,247,401           1999
Fund(R)                              ---------------- ------------------ --------------- --------------------- ------------
                                       1.850821            2.135609        15.39%             5,964,541           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.813888            1.850821         2.04%             4,875,751           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.686337            1.813888         7.56%             5,512,814           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Templeton                              1.778328            2.459598        38.31%                     0           1999
Foreign Fund - Class A               ---------------- ------------------ --------------- --------------------- ------------
                                       1.881918            1.778328        -5.50%             1,352,884           1998
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.776082            1.881918         5.96%             1,092,861           1997
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.628310            1.776082         9.08%               168,098           1996
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31, 1999 was 4.66%.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.60%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Growth - Investor     7.951067           10.644483        33.87%               222,325           1999
Class                                ---------------- ------------------ --------------- --------------------- ------------
                                       6.793742            7.951067        17.04%               194,830           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Ultra - Investor      3.379488            4.752151        40.62%             1,194,596           1999
Class                                ---------------- ------------------ --------------- --------------------- ------------
                                       2.860641            3.379488        18.14%             1,072,286           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Bond Fund of America(SM), Inc.     2.440904            2.481842         1.68%                99,564           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.374352            2.440904         2.80%                82,948           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Delaware Group Decatur Fund, Inc.      3.215194            3.085589        -4.03%                 6,112           1999
Decatur Income Fund -                ---------------- ------------------ --------------- --------------------- ------------
Institutional Class                    3.051041            3.215194         5.38%                 6,112           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus S&P 500 Index Fund             1.550532            1.853414        19.53%             1,329,208           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.383576            1.550532        12.07%             1,251,281           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Evergreen Income and Growth Fund -     2.391215            2.765943        15.67%                 3,198           1999
Class Y                              ---------------- ------------------ --------------- --------------------- ------------
                                       2.271589            2.391215         5.27%                 2,788           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated U.S. Government              1.306298            1.291685        -1.12%                89,786           1999
Securities Fund: 2-5 Years -         ---------------- ------------------ --------------- --------------------- ------------
Institutional Shares                   1.309331            1.306298        -0.23%                71,515           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Asset Manager(TM)             1.752545            1.978799        12.91%                51,663           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       1.598998            1.752545         9.60%                53,124           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Contrafund(R)                 3.283991            4.082951        24.33%             1,002,128           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.746239            3.283991        19.58%               979,826           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Equity Income Fund            7.725951            8.229176         6.51%               160,208           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       7.163732            7.725951         7.85%               170,677           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Magellan(R) Fund              3.189445            3.932743        23.30%               760,113           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.702803            3.189445        18.01%               683,273           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Growth Fund of America(R), Inc.    4.435169            6.423449        44.83%               188,240           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       3.751125            4.435169        18.24%               162,774           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Income Fund of America(R), Inc.    2.847897            2.845453        -0.09%               182,127           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.698792            2.847897         5.52%               153,954           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Equity Income Fund             2.387360            2.677099        12.14%                96,777           1999
(formerly, INVESCO Industrial        ---------------- ------------------ --------------- --------------------- ------------
Income Fund)                           2.232005            2.387360         6.96%                90,551           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Janus Fund                             2.693134            3.938722        46.25%             1,468,959           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       2.186465            2.693134        23.17%               627,794           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MAS Funds - Fixed Income               1.420201            1.403064        -1.21%               149,573           1999
Portfolio                            ---------------- ------------------ --------------- --------------------- ------------
                                       1.390777            1.420201         2.12%               118,670           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The               1.154520            1.425179        23.44%               363,464           1999
Aggressive Portfolio                 ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000            1.154520        15.45%               310,655           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The               1.112468            1.147549         3.15%               126,881           1999
Conservative Portfolio               ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000            1.112468        11.25%                66,069           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The Moderate      1.148195            1.311261        14.20%               409,338           1999
Portfolio                            ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000            1.148195        14.82%               106,065           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The               1.145713            1.359095        18.62%               403,961           1999
Moderately Aggressive Portfolio      ---------------- ------------------ --------------- --------------------- ------------
                                       1.000000            1.145713        14.57%               259,760           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The               1.134101            1.237770         9.14%                36,763           1999
Moderately Conservative              ---------------- ------------------ --------------- --------------------- ------------
Portfolio                              1.000000            1.134101        13.41%                50,620           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Growth Fund              4.746163            5.502728        15.94%                 1,403           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                       4.355446            4.746163         8.97%                 1,583           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Balanced Fund -               1.061142            1.152701         8.63%                55,011           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.061142         6.11%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige International Fund -          1.092213            1.317714        20.65%                 6,408           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.092213         9.22%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Large Cap Growth Fund -       1.139173            1.527506        34.03%               118,191           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.139173        13.97%                 2,573           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Large Cap Value Fund -        1.049566            0.994908        -5.21%                 7,280           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.049566         4.96%                 4,696           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Small Cap Fund -              1.090529            1.287390        18.05%                58,575           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.090529         9.05%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Investors Fund -               24.419553           31.590747        29.37%                 4,084           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                      20.572742           24.419553        18.70%                 4,084           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Voyager Fund -                  4.736081            7.350493        55.20%               456,489           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                       3.982081            4.736081        18.93%               454,607           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
T. Rowe Price International            2.130112            2.850022        33.80%               131,413           1999
Stock Fund(R)                        ---------------- ------------------ --------------- --------------------- ------------
                                       1.968678            2.130112         8.20%               126,263           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------


The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.55%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Income & Growth -         1.097955        1.287995        17.31%               737,029           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.097955         9.80%                 8,687           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: International            1.084619        2.033777        87.51%               739,410           1999
Discovery - Investor Class           ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.084619         8.46%                 6,011           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Bond Fund of America(SM), Inc.         2.437786        2.479919         1.73%                63,570           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.371116        2.437786         2.81%                82,138           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Brown Capital Management -             1.000000        1.349380        34.94%                27,813           1999
Small Company Fund                   ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Appreciation Fund, Inc             1.080487        1.818672         9.36%               527,407           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.080487         8.05%               136,346           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Premier Midcap Stock               1.133654        1.247314        10.03%                62,807           1999
- Class A                            ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.133654        13.37%                   914           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus S&P 500 Index Fund                 1.549323        1.852895        19.59%               347,168           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.382381        1.549323        12.08%               153,801           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Dreyfus Premier Third Century          4.557584        5.899679        29.45%             1,079,203           1999
Fund, Inc. - Class Z                 ---------------- ------------------ --------------- --------------------- ------------
                                           3.924740        4.557584        16.12%             1,265,956           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Evergreen Income and Growth                2.388169        2.763799        15.73%                52,484           1999
Fund - Class Y                       ---------------- ------------------ --------------- --------------------- ------------
                                           2.268502        2.388169         5.28%                91,000           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated U.S. Government                  1.304613        1.290667        -1.07%                95,731           1999
Securities Fund: 2-5 Years           ---------------- ------------------ --------------- --------------------- ------------
Institutional Shares                       1.307530        1.304613        -0.22%                62,224           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Advisor Growth                    1.089659        1.127945         3.51%               171,510           1999
Opportunities Fund - Class A         ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.089659         8.97%                87,134           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Advisor High Yield Fund -         1.065207        1.147891         7.76%                36,883           1999
Class T                              ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.065207         6.52%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Asset Manager(TM)                 1.750311        1.977265        12.97%                34,007           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.596824        1.750311         9.61%                28,644           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Contrafund(R)                     3.279805        4.079783        24.39%               584,972           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.742505        3.279805        19.59%               557,635           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Equity - Income Fund              7.716109        8.222803         6.57%                94,865           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           7.154000        7.716109         7.86%                99,286           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Magellan(R) Fund                  3.185381        3.929695        23.37%               306,414           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.699131        3.185381        18.02%               308,121           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Growth Fund of America(R), Inc.        4.429517        6.418466        44.90%                46,601           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           3.746027        4.429517        18.25%                28,933           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Income Fund of America(R), Inc.        2.844269        2.843248        -0.04%                46,183           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.695124        2.844269         5.53%                49,186           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Dyanamics Fund, Inc.               1.172815        2.003821        70.86%             1,832,664           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.172815        17.28%                14,593           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Equity Income Fund                 2.384319        2.675024        12.19%               151,879           1999
(formerly, INVESCO Industrial        ---------------- ------------------ --------------- --------------------- ------------
Income Fund)                               2.228972        2.384319         6.97%               158,514           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Total Return Fund                  1.024005        1.004559        -1.90%                68,424           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.024005         2.40%                 2,474           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MAS Funds - Fixed Income                   1.418390        1.401976        -1.16%                31,369           1999
Portfolio                            ---------------- ------------------ --------------- --------------------- ------------
                                           1.388855        1.418390         2.13%                15,856           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Massachusetts Investors Growth            22.213562       30.653547        37.99%                 1,094           1999
Stock Index Fund - Class A           ---------------- ------------------ --------------- --------------------- ------------
                                          18.886976       22.213562        17.61%                 1,109           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R) Growth Opportunities Fund -        11.568078       15.280950        32.10%                16,775           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                           9.756577       11.568078        18.57%                16,642           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R) High Income Fund -                  6.192408        6.589522         6.41%                 2,328           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                           5.864723        6.192408         5.59%                 2,329           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Morgan Stanley Institutional Fund,         1.107043        1.534459        38.61%                52,628           1999
Inc. - Equity Growth Portfolio -     ---------------- ------------------ --------------- --------------------- ------------
Class B                                    1.000000        1.107043        10.70%                 7,861           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide Fund - Class D                 26.741341       26.533779        -0.78%               627,946           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          24.556068       26.741341         8.90%               940,065           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Growth Fund -                4.740115        5.498462        16.00%                31,462           1999
Class D                              ---------------- ------------------ --------------- --------------------- ------------
                                           4.349527        4.740115         8.98%                31,485           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide Money Market Fund -             3.136406        3.265016         4.10%             4,345,303           1999
Prime Shares*                        ---------------- ------------------ --------------- --------------------- ------------
                                           3.114777        3.136406         0.69%             3,511,177           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide S&P 500 Index Fund -            1.093909        1.303244        19.14%               897,383           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                        1.000000        1.093909         9.39%               112,981           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
NSAT - Nationwide Income Fund              1.000000        0.996996        -0.30%                 1,007           1999
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
NSAT - Nationwide Small Company            1.007001        1.442332        43.23%               509,029           1999
Fund                                 ---------------- ------------------ --------------- --------------------- ------------
                                           0.888321        1.007001        13.36%               528,402           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Neuberger Berman Partners Trust            1.042174        1.116206         7.10%                12,556           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.042174         4.22%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Oppenheimer Global Fund -                  1.106811        1.744429        57.61%               258,765           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.106811        10.68%                11,480           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Investors Fund - Class A           24.388433       31.566252        29.43%                10,721           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          20.544784       24.388433        18.71%                10,786           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Seligman Growth Fund, Inc. - Class A      16.854407       21.836245        29.56%                   706           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          14.649019       16.854407        15.05%                 1,971           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
T. Rowe Price International Stock          2.127397        2.847810        33.86%               102,385           1999
Fund(R)                              ---------------- ------------------ --------------- --------------------- ------------
                                           1.966001        2.127397         8.21%                85,069           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Templeton Foreign Fund - Class A           1.767129        2.446551        38.45%             4,159,686           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.745589        1.767129         1.23%             5,105,892           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Warburg Pincus Emerging Growth             1.059668        1.494067        41.03%               179,205           1999
Fund - Common Class                  ---------------- ------------------ --------------- --------------------- ------------
                                           0.893776        1.059668        18.53%                    30           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31, 1999 was 4.76%.

The Brown Capital Management Small Company Fund and the NSAT-Nationwide Income Fund were added to the variable account on October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE...................................    .0.50%

                                              ACCUMULATION      ACCUMULATION                          NUMBER OF
                                               UNIT VALUE        UNIT VALUE       PERCENTAGE      ACCUMULATION UNITS
                                              AT BEGINNING         AT END       CHANGE IN UNIT    OUTSTANDING AT THE
                   FUND                        OF PERIOD         OF PERIOD           VALUE        END OF THE PERIOD       YEAR
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
American Century Growth - Investor Class        7.922098          10.616300        34.01%               721,853           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                6.767843           7.922098        17.05%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
American Century Ultra - Investor Class         3.367174           4.739567        40.76%             2,603,337           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                2.849735           3.367174        18.16%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
The Bond Fund of America(SM), Inc.              2.431945           2.475221         1.78%               113,337           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                2.365233           2.431945         2.82%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Dreyfus S&P 500 Index Fund                      1.546031           1.849882        19.65%             1,939,404           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                1.379326           1.546031        12.09%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Evergreen Income and Growth Fund - Class Y      2.382498           2.758615        15.79%                 8,510           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                2.262924           2.382498         5.28%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Federated U.S. Government Securities            1.301958           1.288688        -1.02%                23,528           1999
Fund: 2-5 Years - Institutional Shares      ----------------  ----------------- ---------------- --------------------- ------------

------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Fidelity Asset Manager(TM)                      1.746158           1.973560        13.02%               278,360           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                1.592900           1.746158         9.62%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Fidelity Capital & Income Fund                  4.834839           5.445808        12.64%                10,392           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                4.467731           4.834839         8.22%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Fidelity Contrafund(R)                          3.272022           4.072136        24.45%             2,107,617           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                2.735766           3.272022        19.60%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Fidelity Equity Income Fund                     7.697797           8.207390         6.62%             1,365,387           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                7.136416           7.697797         7.87%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Fidelity Magellan(R) Fund                       3.177824           3.922330        23.43%             2,413,022           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                2.692499           3.177824        18.03%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
The Growth Fund of America(R), Inc.             4.419009           6.406436        44.97%               219,394           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                3.736824           4.419009        18.26%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
The Income Fund of America(R), Inc.             2.837518           2.837919         0.01%               241,490           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                2.688500           2.837518         5.54%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
INVESCO Equity Income Fund (formerly,           2.378661           2.670011        12.25%               171,754           1999
INVESCO Industrial Income Fund)             ----------------- ----------------- ---------------- --------------------- ------------
                                                2.223495           2.378661         6.98%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Janus Fund                                      2.683319           3.928288        46.40%             3,071,302           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                2.178128           2.683319        23.19%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
MAS Funds - Fixed Income                        1.415024           1.399348        -1.11%                49,975           1999
Portfolio                                   ----------------- ----------------- ---------------- --------------------- ------------
                                                1.385472           1.415024         2.13%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Massachusetts Investors Growth Stock           22.160876          30.596117        38.06%                   235           1999
Index Fund -Class A                         ----------------- ----------------- ---------------- --------------------- ------------
                                               18.840585          22.160876        17.62%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
MFS(R) Growth Opportunities Fund -             11.540626          15.252302        32.16%                 4,879           1999
Class A                                     ----------------- ----------------- ---------------- --------------------- ------------
                                                9.732599          11.540626        18.58%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Nationwide(R) Growth Fund - Class D             4.728868           5.488156        16.06%                24,078           1999
                                            ----------------- ----------------- ---------------- --------------------- ------------
                                                4.338838           4.728868         8.99%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Putnam Investors Fund -                        24.330583          31.507110        29.50%                 4,370           1999
Class A                                     ----------------- ----------------- ---------------- --------------------- ------------
                                               20.494316          24.330583        18.72%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
Putnam Voyager Fund -                           4.718816           7.331012        55.36%             1,243,339           1999
Class A                                     ----------------- ----------------- ---------------- --------------------- ------------
                                                3.966894           4.718816        18.95%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------
T. Rowe Price International                     2.122346           2.842467        33.93%               157,024           1999
Stock Fund(R)                               ----------------- ----------------- ---------------- --------------------- ------------
                                                1.961168           2.122346         8.22%                     0           1998
------------------------------------------- ----------------- ----------------- ---------------- --------------------- ------------


The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.45%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The                1.150582           1.422449        23.63%               192,690           1999
Aggressive Portfolio                 ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000           1.150582        15.06%               211,944           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The                1.150582           1.145355         3.31%                57,204           1999
Conservative Portfolio               ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000           1.150582        10.87%                80,765           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The Moderate       1.144281           1.308751        14.37%               150,163           1999
Portfolio                            ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000           1.144281        14.43%                80,286           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The                1.141807           1.356493        18.80%               162,211           1999
Moderately Aggressive Portfolio      ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000           1.141807        14.18%               155,701           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The                1.130236           1.235402         9.30%               281,629           1999
Moderately Conservative Portfolio    ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000           1.130236        13.02%               230,674           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Balanced Fund -                1.061351           1.154658         8.79%                57,978           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                     1.000000           1.061351         6.14%                 3,404           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige International Fund -          1.092427            1.319950        20.83%                42,382           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.092427         9.24%                 1,317           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Large Cap Growth Fund -       1.061351            1.530097        34.23%               376,952           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.139937        13.99%                 1,307           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Large Cap Value Fund -        1.049773            0.996598        -5.07%                48,328           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.049773         4.98%                 2,293           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Small Cap Fund -              1.090743            1.289575        18.23%                91,958           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                    1.000000            1.090743         9.07%                   946           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------


The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.40%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
AIM Equity Funds, Inc. - AIM               2.734577        3.951118        44.49%             3,221,521           1999
Constellation Fund - Institutional   ---------------- ------------------ --------------- --------------------- ------------
Class                                      2.302741        2.734577        18.75%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Income & Growth -         1.098171        1.290181        17.48%               498,580           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.098171         9.82%                79,664           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Growth - Investor         7.923462       10.628738        34.14%             7,486,254           1999
Class                                ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        7.923462        17.07%                 3,508           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Ultra - Investor          3.367754        4.745119        40.90%            27,413,248           1999
Class                                ---------------- ------------------ --------------- --------------------- ------------
                                           2.849743        3.367754        18.18%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: International            1.084832        2.037221        87.79%               438,110           1999
Discovery - Investor Class           ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.084832         8.48%                26,496           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Bond Fund of America(SM), Inc.         2.432407        2.478179         1.88%             1,342,293           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.365279        2.432407         2.84%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Brown Capital Management -             1.000000        1.349883        34.99%                37,793           1999
Small Company Fund                   ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Appreciation Fund, Inc.            1.080700        1.183678         9.53%               148,798           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.080700         8.07%                27,993           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Premier Midcap Stock               1.133877        1.249431        10.19%                46,051           1999
- Class A                            ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.133877        13.39%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Dreyfus Premier Third Century          4.558760        5.910051        29.64%               946,827           1999
Fund, Inc. - Class Z                 ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        4.558760        16.15%               737,042           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Evergreen Income and Growth                2.832909        2.761849        15.90%               365,065           1999
Fund - Class Y                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.262930        2.382909         5.30%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated Bond Fund - Class F              1.019222        0.991409        -2.73%                61,902           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.019222         1.92%                    12           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Advisor Growth                    1.089873        1.129860         3.67%               100,819           1999
Opportunities Fund - Class A         ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.089873         8.99%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Advisor High Yield Fund -         1.065795        1.149917         7.89%                 5,799           1999
Class T                              ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.065795         6.58%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Capital and Income Fund           4.836063        5.452661        12.75%                58,579           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           4.468010        4.836063         8.24%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Contrafund(R)                     3.272585        4.076907        24.58%             7,939,844           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.735774        3.272585        19.62%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Equity - Income Fund              7.699124        8.217016         6.73%             7,000,669           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           7.136435        7.699124         7.88%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Growth and Income Portfolio        3.28394        3.611237         9.97%             6,969,605           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.928285        3.283694        12.14%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Magellan(R) Fund                  3.178371        3.926927        23.55%            23,673,464           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.692507        3.178371        18.05%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Dynamics Fund                      1.173045        2.007217        71.11%             1,083,453           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.173045        17.30%                   818           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Total Return Fund                  1.024207        1.006265        -1.75%               102,981           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.024207         2.42%                    44           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R) Growth Opportunities Fund -        11.542612       15.270172        32.29%             1,932,941           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000       11.542612        18.60%                 4,519           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Massachusetts Investors Growth            22.164689       30.631957        38.20%               261,200           1999
Stock                                ---------------- ------------------ --------------- --------------------- ------------
                                          18.840636       22.16489         17.64%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Morgan Stanley Institutional Fund,         1.107260        1.537062        38.82%                38,243           1999
Inc. - Equity Growth Portfolio -     ---------------- ------------------ --------------- --------------------- ------------
Class B                                    1.000000        1.107260        10.73%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Bond Fund -                  2.329200        2.255215        -3.18%                43,149           1999
Class D                              ---------------- ------------------ --------------- --------------------- ------------
                                           2.313368        2.329200         0.68%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Fund - Class D              26.748259       26.580493        -0.63%               430,997           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          24.556168       26.748259         8.93%               487,464           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Growth Fund -                4.729683        5.494590        16.17%               990,383           1999
Class D                              ---------------- ------------------ --------------- --------------------- ------------
                                           4.338850        4.729683         9.01%                     0
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Money Market Fund -          3.130815        3.264112         4.26%             3,318,221           1999
Prime Shares*                         ---------------- ------------------ --------------- --------------------- ------------
                                           3.108429        3.130815         0.72%             2,298,866           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide S&P 500 Index Fund -            1.094125        1.305455        19.31%               297,116           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                        1.000000        1.094125         9.41%               116,258           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Neuberger Berman                           1.619095        1.749050         8.03%               842,086           1999
Guardian Fund, Inc.                  ---------------- ------------------ --------------- --------------------- ------------
                                           1.468037        1.619095        10.29%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Neuberger Berman Partners Trust            1.042379        1.118102         7.26%                 1,652           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.042379         4.24%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
NSAT - Nationwide Small Company            1.007261        1.444867        43.45%               268,592           1999
Fund                                 ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.007261        13.39%               384,544           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Oppenheimer Global Fund -                  1.107029        1.747386        57.84%               227,057           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.107029        10.70%                29,079           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Investors Fund - Class A           24.334769       31.544030        29.63%             2,486,684           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          20.494371       24.334769        18.74%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Voyager Fund - Class A              4.719627        7.339596        55.51%             3,533,648           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           3.966904        4.719627        18.98%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
SEI Index Funds - S&P 500 Index            4.969193        5.979665        20.33%            11,066,988           1999
Portfolio                            ---------------- ------------------ --------------- --------------------- ------------
                                           4.434002        4.969193        12.07%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Seligman Growth Fund, Inc. - Class A      16.817324       21.820873        29.75%               107,765           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          14.613074       16.817324        15.08%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
T. Rowe Price International                2.122711        2.845797        34.06%             4,776,405           1999
Stock Fund(R)                        ---------------- ------------------ --------------- --------------------- ------------
                                           1.961173        2.122711         8.24%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Templeton Foreign Fund - Class A           1.767586        2.450852        38.66%             2,316,464           1999

                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.745596        1.767586         1.26%             2,148,011           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Warburg Pincus Emerging Growth             1.059668        1.496693        41.24%                31,745           1999
Fund - Common Class                  ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.059668        18.56%                21,363           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31, 1999 was 4.92%.

 The Brown Capital Management Small Company Fund was added to the variable account on October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

 The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.35%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Income & Growth -         1.098243        1.20910         17.54%               139,180           1999
Investor Class                       ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.098243         9.82%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Growth - Investor         7.954489       10.675688        34.21%               177,055           1999
Class                                ---------------- ------------------ --------------- --------------------- ------------
                                           6.793788        7.954489        17.08%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century Ultra - Investor          3.380942        4.766080        40.97%             1,308,709           1999
Class                                ---------------- ------------------ --------------- --------------------- ------------
                                           2.860660        3.380942        18.19%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: International            1.084903        2.038370        87.88%               125,081           1999
Discovery - Investor Class           ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.084903         8.49%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Bond Fund of America(SM), Inc.         2.442063        2.489266         1.93%                29,454           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.374466        2.442063         2.85%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Delaware Group Decatur Fund, Inc.          3.216581        3.094647        -3.97%                   143           1999
Decatur Income Fund -                ---------------- ------------------ --------------- --------------------- ------------
Institutional Class                        3.051062        3.216581         5.42%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Appreciation Fund, Inc.            1.080771        1.184347         9.58%                77,549           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.080771         8.08%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Premier Midcap Stock               1.133951         1.250137       10.25%                   733           1999
- Class A                             ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000         1.133951       13.40%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Dreyfus Premier Third Century          4.581408        5.942379        29.71%               261,622           1999
Fund, Inc. - Class Z                   ---------------- ------------------ --------------- --------------------- ------------
                                           3.943920        4.581408        16.16%               276,300           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus S&P 500 Index Fund                 1.551200        1.858850        19.83%               717,794           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.383586        1.551200        12.11%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Evergreen Income and Growth                2.392246        2.774057        15.96%                13,462           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
Fund - Class Y                             2.271604        2.392246         5.31%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated Bond Fund - Class F              1.019289        0.991970        -2.68%                   124           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.019289         1.93%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated U.S. Government                  1.307125        1.295754        -0.87%                 1,804           1999
Securities Fund: 2-5 Years -         ---------------- ------------------ --------------- --------------------- ------------
Institutional Shares                       1.309601        1.307125        -0.19%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Asset Manager(TM)                 1.753300        1.984605        13.19%                83,541           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.599009        1.753300         9.65%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Capital & Income Fund             4.836675        5.456089        12.81%                 3,640           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           4.468284        4.836675         8.24%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Contrafund(R)                     3.285403        4.094921        24.64%               720,474           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.746257        3.285403        19.63%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Equity Income Fund                7.729281        8.253327         6.78%               270,892           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           7.163780        7.729281         7.89%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Magellan(R) Fund                  3.190817        3.944274        23.61%               533,977           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.702822        3.190817        18.06%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Advisor Growth                    1.089945        1.130500         3.72%                15,210           1999
Opportunities Fund - Class A         ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.089945         8.99%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Advisor High Yield Fund -         1.065570        1.150592         7.98%                   306           1999
Class T                              ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.065570         6.56%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Growth Fund of America(R), Inc.        4.437077        6.442272        45.19%                21,026           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           3.751150        4.437077        18.29%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Income Fund of America(R), Inc.        2.849125        2.853804         0.16%                25,458           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.698810        2.849129         5.57%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Equity Income Fund                 2.388389        2.684954        12.42%                60,051           1999
(formerly, INVESCO Industrial        ---------------- ------------------ --------------- --------------------- ------------
Income Fund)                               2.232020        2.388389         7.01%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Dynamics Fund                      1.173122        2.008350        71.20%               228,782           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.173122        17.31%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Total Return Fund                  1.024274        1.006835        -1.70%               155,683           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.024274         2.43%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Janus Fund                                 2.694292        3.950263        46.62%               457,325           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           2.186480        2.694292        23.23%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R) Growth Opportunities Fund -        11.587826       15.337646        32.36%                 5,806           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                           9.769923       11.587826        18.61%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MFS(R) High Income Fund -                  6.204334        6.615489         6.63%                   574           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                           5.874013        6.204334         5.62%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
MAS Funds - Fixed Income                   1.420814        1.407184        -0.96%                 6,085           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
Portfolio                                  1.390786        1.420814         2.16%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Morgan Stanley Institutional Fund,         1.107333        1.537930        38.89%                 1,216           1999
Inc. - Equity Growth Portfolio -     ---------------- ------------------ --------------- --------------------- ------------
Class B                                    1.000000        1.107333        10.73%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Fund - Class D              26.881104       26.725868        -0.58%                79,358           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          24.676032       26.881104         8.94%               104,750           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Growth Fund -                4.748208        5.518868        16.23%                19,758           1999
Class D                              ---------------- ------------------ --------------- --------------------- ------------
                                           4.355475        4.748208         9.02%                     0
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R) Money Market Fund -          3.142446        3.277883         4.31%               244,130           1999
Prime Shares*                        ---------------- ------------------ --------------- --------------------- ------------
                                           3.119710        3.142446         0.73%               175,079           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide S&P 500 Index Fund -            1.094197        1.306193        19.37%               123,439           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                        1.000000        1.094197         9.42%                     0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
NSAT - Nationwide Small Company            1.024134        1.469803        43.52%                25,917           1999
Fund                                 ---------------- ------------------ --------------- --------------------- ------------
                                           0.903129        1.024134        13.40%                18,482           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Oppenheimer Global Fund -                  1.107101        1.748372        57.92%                32,584           1999
Class A                              ---------------- ------------------ --------------- --------------------- ------------
                                           1.000000        1.107101        10.71%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Investors Fund - Class A           24.430059       31.683372        29.69%                 1,241           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          20.572881       24.430059        18.75%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Putnam Voyager Fund - Class A              4.738117        7.372028        55.59%               271,538           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           3.982108        4.738117        18.99%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
T. Rowe Price International                2.131029        2.858375        34.13%                56,963           1999
Stock Fund(R)                        ---------------- ------------------ --------------- --------------------- ------------
                                           1.968691        2.131029         8.25%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Templeton Foreign Fund - Class A           1.776379        2.464273        38.72%               373,208           1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                           1.754131        1.776379         1.27%               365,896           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Warburg Pincus Emerging Growth             1.059759        1.497569        41.31%                    22           1999
Fund - Common Class                  ---------------- ------------------ --------------- --------------------- ------------
                                           0.893781        1.059759        18.75%                     0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31,1999 was 4.97%.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.30%

                                        ACCUMULATION      ACCUMULATION                          NUMBER OF
                                         UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                        AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
                FUND                      OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD        YEAR
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
American Century Income & Growth -           1.098315       1.291640         17.60%               146,747            1999
Investor Class                         ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       1.098315          9.83%                 4,917            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
American Century Growth - Investor           7.952673      10.678583         34.28%               146,747            1999
Class                                  ---------------- ------------------ --------------- --------------------- -------------
                                             1.059651       7.952673        650.50%               261,146            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
American Century Ultra - Investor            3.380172       4.767375         41.04%               788,095            1999
Class                                  ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       3.380172         18.20%               717,400            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
American Century: International              1.084974       2.039521         87.98%                14,874            1999
Discovery - Investor Class             ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       1.084974          8.50%                     0            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
The Brown Capital Management - Small         1.000000       1.350218         35.02%                 8,181            1999
Company Fund                           ---------------- ------------------ --------------- --------------------- -------------

-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Dreyfus Appreciation Fund, Inc.              1.080842       1.185017          9.64%               161,641            1999
                                       ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       1.080842          8.08%                 4,977            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Dreyfus Premier Midcap Stock                 1.134025       1.250844         10.30%                 3,091            1999
                                       ---------------- ------------------ --------------- --------------------- -------------
- Class A                                    1.000000       1.134025         13.40%                     0            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
The Dreyfus Premier Third Century            4.575570       5.937771         29.77%               147,027            1999
Fund, Inc. - Class Z                   ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       4.575570         16.71%               144,811            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Fidelity Advisor Growth                      1.090017       1.131139          3.77%                   918            1999
Opportunities Fund - Class A           ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       1.090017          9.00%                     0            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Fidelity Advisor High Yield Fund -           1.065661       1.151268          8.03%                   242            1999
Class T                                ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       1.065661          6.57%                     0            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
INVESCO Dynamics Fund                        1.024324       1.007404         -1.65%                11,842            1999
                                       ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       1.024342          2.43%                     0            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
INVESCO Total Return Fund                    1.173198       2.009484         71.28%               222,915            1999
                                       ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       1.173198         17.32%                     0            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Janus Fund                                   2.693678       3.951336         46.69%               928,552            1999
                                       ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       2.693678         23.24%               597,789            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Morgan Stanley Equity Growth                 1.107406       1.538799         38.96%                 6,866            1999
Portfolio - Class B                    ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       1.107406         10.74%                 3,268            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Nationwide(R) Fund - Class D                26.846869      26.705183         -0.53%                45,608            1999
                                       ---------------- ------------------ --------------- --------------------- -------------
                                            24.642515      26.846869          8.95%                53,286            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Nationwide(R) Money Market Fund -            3.138391       3.275296          4.36%               303,516            1999
Prime Shares*                          ---------------- ------------------ --------------- --------------------- -------------
                                             3.115419       3.138391          0.74%               294,839            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Nationwide S&P 500 Index Fund -              1.094268       1.306932         19.43%                 8,893            1999
Institutional Service Class            ---------------- ------------------ --------------- --------------------- -------------
(formerly, Class Y)                          1.000000       1.094268          9.43%                     0            1998
                                       ---------------- ------------------ --------------- --------------------- -------------

                                       ---------------- ------------------ --------------- --------------------- -------------

-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
NSAT - Nationwide Income Fund                1.000000       0.997618         -0.24%               101,913            1999
                                       ---------------- ------------------ --------------- --------------------- -------------

-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
NSAT - Nationwide Small Company Fund         1.025150       1.471996         43.59%                 5,845            1999
                                       ---------------- ------------------ --------------- --------------------- -------------
                                             0.903948       1.025150         13.41%                19,929            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Oppenheimer Global Fund - Class A            1.107174       1.749360         58.00%                 6,349            1999
                                       ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       1.107174         10.72%                 1,060            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Putnam Voyager Fund - Class A                4.737037       7.374027         55.67%               216,993            1999
                                       ---------------- ------------------ --------------- --------------------- -------------
                                             3.980864       4.737037         19.00%               246,793            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Templeton Foreign Fund - Class A             1.774115       2.462361         38.79%               245,001            1999
                                       ---------------- ------------------ --------------- --------------------- -------------
                                             1.000000       1.774115          1.28%               232,860            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------
Warburg Pincus Emerging Growth Fund          1.059850       1.498446         41.38%                   141            1999
                                       ---------------- ------------------ --------------- --------------------- -------------
- Common Class                               0.893782        1.059850        18.58%                     0            1998
-------------------------------------- ---------------- ------------------ --------------- --------------------- -------------

*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31, 1999 was 5.02%.

The Brown Capital Management Small Company Fund and the NSAT-Nationwide Income Fund were added to the variable account on October 1, 1999. Therefore, the Condensed Financial Information reflects the period from October 1, 1999 to December 31, 1999.

The American Century: Value - Investor Class and the Putnam International Growth Fund - Class A were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.25%

                                             ACCUMULATION      ACCUMULATION                            NUMBER OF
                                              UNIT VALUE        UNIT VALUE       PERCENTAGE        ACCUMULATION UNITS
                                             AT BEGINNING         AT END         CHANGE IN         OUTSTANDING AT THE
                  FUND                        OF PERIOD         OF PERIOD        UNIT VALUE         END OF THE PERIOD     YEAR
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
American Century: Income & Growth -            1.098387          1.292371           17.66%               186,953          1999
Investor Class                             ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.098387            9.84%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
American Century: International                1.085045          2.040671           88.07%               498,602          1999
Discovery - Investor Class                 ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.085045            8.50%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
The Brown Capital Management - Small           1.000000          1.350386           35.04%                 2,091          1999
Company Fund                               ----------------- ----------------- ---------------- --------------------- ------------

------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
The Dreyfus Premier Third Century Fund,        4.559937          5.920440           29.84%               184,580          1999
Inc. - Class Z                             ----------------- ----------------- ---------------- --------------------- ------------
                                               3.924771          4.559937           16.18%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Dreyfus Premier Mid Cap Stock Fund -           1.134100          1.251552           10.36%                18,329          1999
Class A                                    ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.134100           13.41%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Dreyfus Appreciation Fund, Inc.                1.080913          1.185687            9.69%                57,224          1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.080913            8.09%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Fidelity Advisor Growth Opportunities          1.090088          1.131779            3.82%                17,444          1999
Fund - Class A                             ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.090088            9.01%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Fidelity Advisor High Yield Fund -             1.065752          1.151943            8.09%                42,423          1999
Class T                                    ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.065752            6.58%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
INVESCO Dynamics Fund                          1.173275          2.010619           71.37%               720,542          1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.173275           17.33%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
INVESCO Total Return Fund                      1.024409          1.007975           -1.60%                48,323          1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.024409            2.44%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
LifeDesigns Series - The Aggressive            1.150978          1.425785           23.88%                50,699          1999
Portfolio                                  ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.150978           15.10%                68,325          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
LifeDesigns Series - The Conservative          1.109060          1.148044            3.52%               109,576          1999
Portfolio                                  ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.109060           10.91%                83,356          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
LifeDesigns Series - The Moderate              1.144675          1.311822           14.60%                 7,558          1999
Portfolio                                  ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.144675           14.47%                21,387          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
LifeDesigns Series - The Moderately            1.142200          1.359675           19.04%                51,435          1999
Aggressive Portfolio                       ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.142200           14.22%                43,931          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
LifeDesigns Series - The Moderately            1.130626          1.238302            9.52%                53,327          1999
Conservative Portfolio                     ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.130626           13.06%                 6,709          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Morgan Stanley Institutional Fund, Inc.        1.107478          1.539669           39.02%                36,773          1999
- Equity Growth Portfolio - Class B        ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.107478           10.75%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
NSAT - Nationwide Small Company Fund           1.007521          1.447406           43.66%                55,162          1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.007521            0.75%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Nationwide(R) Fund - Class D                  26.755178         26.627289           -0.48%                91,485          1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                              24.556268         26.755178            8.95%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Nationwide(R) Money Market Fund - Prime        3.132003          3.270268            4.41%             2,172,198          1999
Shares*                                    ----------------- ----------------- ---------------- --------------------- ------------
                                               3.108813          3.132003            0.75%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Nationwide S&P 500(R) Index Fund -             1.094340          1.307671           19.49%                29,576          1999
Institutional Service Class                ----------------- ----------------- ---------------- --------------------- ------------
(formerly, Class Y)                            1.000000          1.094340            9.43%                     0          1998
                                           ----------------- ----------------- ---------------- --------------------- ------------

------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Neuberger Berman Partners Trust                1.042585          1.120001            7.43%                16,168          1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.042585            4.26%                     0          1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31, 1999 was 5.07%.

                                             ACCUMULATION      ACCUMULATION                            NUMBER OF
                                              UNIT VALUE        UNIT VALUE       PERCENTAGE        ACCUMULATION UNITS
                                             AT BEGINNING         AT END          CHANGE IN        OUTSTANDING AT THE
                  FUND                        OF PERIOD         OF PERIOD        UNIT  VALUE        END OF THE PERIOD     YEAR
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Oppenheimer Global Fund - Class A              1.107246          1.750348           58.08%               110,037         1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.107246           10.72%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Prestige Balanced Fund - Institutional         1.061629          1.157273            9.01%                 8,349         1999
Service Class (formerly, Class Y)          ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.061629            6.16%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Prestige International Fund -                  1.092713          1.322937           21.07%                33,534         1999
Institutional Service Class (formerly,     ----------------- ----------------- ---------------- --------------------- ------------
Class Y)                                       1.000000          1.092713            9.27%                     0         1998
                                           ----------------- ----------------- ---------------- --------------------- ------------

------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Prestige Large Cap Growth Fund -               1.140236          1.533558           34.49%                30,742         1999
Institutional Service Class                ----------------- ----------------- ---------------- --------------------- ------------
(formerly, Class Y)                            1.000000          1.140236           14.02%                     0         1998
                                           ----------------- ----------------- ---------------- --------------------- ------------

------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Prestige Large Cap Value Fund -                1.050049          0.998856           -4.88%                16,763         1999
Institutional Service Class                ----------------- ----------------- ---------------- --------------------- ------------
(formerly, Class Y)                            1.000000          1.050049            5.00%                     0         1998
                                           ----------------- ----------------- ---------------- --------------------- ------------

------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Prestige Small Cap Fund - Institutional        1.091029          1.292494           18.47%                40,208         1999
Service Class (formerly, Class Y)          ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.091029            9.10%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Templeton Foreign Fund - Class A               1.768043          2.455160           38.86%               585,253         1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.745603          1.768043            1.29%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Warburg Pincus Emerging Growth Fund -          1.059944          1.499323           41.45%               107,450         1999
Common Class                               ----------------- ----------------- ---------------- --------------------- ------------
                                               0.893784          1.059941           18.59%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------

                        CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.20%

                                             ACCUMULATION      ACCUMULATION                         NUMBER OF
                                              UNIT VALUE        UNIT VALUE        PERCENTAGE        ACCUMULATION UNITS
                                             AT BEGINNING         AT END          CHANGE IN         OUTSTANDING AT THE
                  FUND                        OF PERIOD         OF PERIOD         UNIT VALUE        END OF THE PERIOD    YEAR
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
American Century: Income & Growth -            1.098459          1.293101           17.72%                21,046         1999
Investor Class                             ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.098459            9.85%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
American Century: International                1.085116          2.041822           88.17%                39,397         1999
Discovery - Investor Class                 ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.085116            8.51%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
The Brown Capital Management - Small           1.000000          1.350553           35.06%                 6,584         1999
Company Fund                               ----------------- ----------------- ---------------- --------------------- ------------

------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
The Dreyfus Premier Third Century Fund,        4.582591          5.952826           29.90%                34,885         1999
Inc. - Class Z                             ----------------- ----------------- ---------------- --------------------- ------------
                                               3.943936          4.582591           16.19%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Dreyfus Premier Mid Cap Stock Fund -           1.134174          1.252259           10.41%                 1,365         1999
Class A                                    ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.134174           13.42%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Dreyfus Appreciation Fund, Inc.                1.080984          1.186358            9.75%                 5,899         1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.080984            8.10%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Federated Bond Fund - Class F                  1.019490          0.993656           -2.53%                   328         1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.019490            1.95%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Fidelity Advisor Growth Opportunities          1.090160          1.132419            3.88%                 2,559         1999
Fund - Class A                             ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.090160            9.02%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Fidelity Advisor High Yield Fund -             1.065843          1.152619            8.14%                    52         1999
Class T                                    ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.065843            6.58%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
INVESCO Dynamics Fund                          1.173352          2.011755           71.45%                90,653         1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.173352           17.34%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
INVESCO Total Return Fund                      1.024476          1.008545           -1.56%                24,666         1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.024476            2.45%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
LifeDesigns Series - The Aggressive            1.155315          1.431872           23.94%               233,674         1999
Portfolio                                  ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.155315           15.53%                11,063         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
LifeDesigns Series - The Conservative          1.113236          1.152943            3.57%                 2,597         1999
Portfolio                                  ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.113236           11.32%                14,242         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
LifeDesigns Series - The Moderate              1.148987          1.317421           14.66%                96,127         1999
Portfolio                                  ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.148987           14.90%                    43         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
LifeDesigns Series - The Moderately            1.146503          1.365479           19.10%               137,378         1999
Aggressive Portfolio                       ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.146503           14.65%                94,205         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
LifeDesigns Series - The Moderately            1.134884          1.243587            9.58%                25,556         1999
Conservative Portfolio                     ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.134884           13.49%                 7,860         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Morgan Stanley Institutional Fund, Inc.        1.107551          1.540539           39.09%                   113         1999
- Equity Growth Portfolio - Class B        ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.107551           10.76%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
NSAT - Nationwide Small Company Fund           1.024398          1.472386           43.73%                23,771         1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               0.903132          1.024398           13.43%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Nationwide(R)Fund - Class D                   26.888057         26.772920           -0.43%                33,133         1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                              24.676133         26.888057            8.96%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Nationwide(R)Money Market Fund - Prime         3.143637          3.284062            4.47%               304,873         1999
Shares*                                    ----------------- ----------------- ---------------- --------------------- ------------
                                               3.120096          3.143637            0.75%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Nationwide S&P 500(R) Index Fund -             1.094412          1.308410           19.55%                77,160         1999
Institutional Service Class                ----------------- ----------------- ---------------- --------------------- ------------
(formerly, Class Y)                            1.000000          1.094412            9.44%                     0         1998
                                           ----------------- ----------------- ---------------- --------------------- ------------

------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31, 1999 was 5.12%.

                                             ACCUMULATION      ACCUMULATION                          NUMBER OF
                                              UNIT VALUE        UNIT VALUE       PERCENTAGE      ACCUMULATION UNITS
                                             AT BEGINNING         AT END         CHANGE IN       OUTSTANDING AT THE
                  FUND                        OF PERIOD         OF PERIOD        UNIT VALUE      END OF THE PERIOD       YEAR
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Neuberger Berman Partners Trust                1.042653          1.120634            7.48%                    32         1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.042653            4.27%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Oppenheimer Global Fund - Class A              1.107319          1.751336           58.16%                 6,106         1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.107319           10.73%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Prestige Balanced Fund - Institutional         1.061699          1.157927            9.06%                   521         1999
Service Class (formerly, Class Y)          ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.061699            6.17%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Prestige Large Cap Growth Fund -               1.140311          1.534425           34.56%                21,237         1999
Institutional Service Class                ----------------- ----------------- ---------------- --------------------- ------------
(formerly, Class Y)                            1.000000          1.140311           14.03%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------

------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Prestige Large Cap Value Fund -                1.050118          0.999421           -4.83%                   504         1999
Institutional Service Class                ----------------- ----------------- ---------------- --------------------- ------------
(formerly, Class Y)                            1.000000          1.050118            5.01%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------

------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Prestige Small Cap Fund - Institutional        1.091101          1.293224           18.52%                10,351         1999
Service Class (formerly, Class Y)          ----------------- ----------------- ---------------- --------------------- ------------
                                               1.000000          1.091101            9.11%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Templeton Foreign Fund - Class A               1.776838          2.468606           38.93%                98,253         1999
                                           ----------------- ----------------- ---------------- --------------------- ------------
                                               1.754138          1.776838            1.29%                     0         1998
------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------
Warburg Pincus Emerging Growth Fund -          1.000000          1.428738           42.87%                10,887         1999
Common Class                               ----------------- ----------------- ---------------- --------------------- ------------

------------------------------------------ ----------------- ----------------- ---------------- --------------------- ------------

*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31, 1999 was 5.12%.

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE........................................0.15%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE      END OF THE PERIOD      YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: Income & Growth         1.098531           1.293832          17.78%               432,773         1999
- Investor Class                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.098531           9.85%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
American Century: International           1.085187           2.042975          88.26%             4,889,042         1999
Discovery - Investor Class           ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.085187           8.52%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
The Dreyfus Premier Third Century         4.560722           5.927377          29.97%             3,233,255         1999
Fund, Inc. - Class Z                 ---------------- ------------------ --------------- --------------------- ------------
                                          3.924782           4.560722          16.20%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Premier Mid Cap Stock Fund        1.134248           1.252967          10.47%               118,232         1999
- Class A                            ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.134248          13.42%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Dreyfus Appreciation Fund, Inc.           1.081055           1.187029           9.80%               133,319         1999
                                     ----------------- ----------------- ---------------- --------------------- ------------
                                          1.000000           1.081055           8.11%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Federated Bond Fund - Class F             1.019557           0.994218          -2.49%                52,289         1999
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.019557           1.96%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Fidelity Advisor Growth                   1.090231           1.133060           3.93%                55,638         1999
Opportunities Fund - Class A
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.090231           9.02%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
INVESCO Dynamics Fund                     1.173429           2.012890          71.54%             8,448,102         1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.173429          17.34%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The                  1.155248           1.432505          24.00%                54,968         1999
Aggressive Portfolio                 ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.155248          15.52%                14,581         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The                  1.113172           1.153453           3.62%                14,747         1999
Conservative Portfolio
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.113172          11.32%                 1,089         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The Moderate         1.148920           1.318004          14.72%                45,388         1999
Portfolio                            ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.148920          14.89%                 8,670         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The                  1.146437           1.366083          19.16%                85,891         1999
Moderately Aggressive Portfolio      ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.146437          14.64%                17,344         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
LifeDesigns Series - The                  1.134818           1.224137           9.63%                23,410         1999
Moderately Conservative Portfolio    ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.134818          13.48%                 4,278         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Morgan Stanley Institutional              1.107624           1.541410          39.16%               540,401         1999
Fund, Inc. - Equity Growth           ----------------- ----------------- ---------------- --------------------- -----------
Portfolio - Class B                       1.000000           1.107624          10.76%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R)Fund - Class D              26.759791          26.658533          -0.38%             1,112,789         1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                         24.556335          26.759791           8.97%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide(R)Money Market Fund -          3.132794           3.274374           4.52%             7,211,248         1999
Prime Shares*                        ----------------- ----------------- ---------------- --------------------- -----------
                                          3.109069           3.132794           0.76%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Nationwide S&P 500(R)Index Fund -         1.094484           1.309150          19.61%             2,082,744         1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
                                          1.000000           1.094484           9.45%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige International Fund -             1.092857           1.324432          21.19%                15,758         1999
Institutional Service Class          ----------------- ----------------- ---------------- --------------------- -----------
(formerly, Class Y)                       1.000000           1.092857           9.29%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Large Cap Value Fund -           1.050187           0.999986          -4.78%                   499         1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                       1.000000           1.050187           5.02%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------


*The 7-day yield on the Nationwide Money Markey Fund - Prime Shares as of
 December 31, 1999 was 5.17%.

                                      ACCUMULATION      ACCUMULATION                           NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE      ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN       OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE       END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Small Cap Fund -                 1.091172           1.293956          18.58%                    77         1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                       1.000000           1.091172           9.12%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Templeton Foreign Fund - Class A          1.768348           2.458037          39.00%             2,411,740         1999
                                     ---------------- ------------------ --------------- --------------------- ------------
                                          1.745608           1.768348           1.30%                     0         1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.10%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Large Cap Growth Fund -        1.140460           1.536159         34.70%               42,978           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                     1.000000           1.140460         14.05%                    0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Large Cap Value Fund -         1.050256           1.000552         -4.73%                  582           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                     1.000000           1.050256          5.03%                    0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Small Cap Fund -               1.091244           1.294687         18.64%                8,132           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
 (formerly, Class Y)                    1.000000           1.091244          9.12%                    0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Life Designs Series - The               1.151275           1.428292         24.06%               80,158           1999
Aggressive Portfolio                 ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000           1.151275         15.13%                    0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Life Designs Series - The               1.142495           1.362067         19.22%               36,740           1999
Moderately Aggressive Portfolio      ---------------- ------------------ --------------- --------------------- ------------
                                        1.000000           1.142495         14.25%                    0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

                         CONDENSED FINANCIAL INFORMATION


VARIABLE ACCOUNT ANNUAL EXPENSE FEE....................................... 0.00%

                                      ACCUMULATION      ACCUMULATION                          NUMBER OF
                                       UNIT VALUE        UNIT VALUE        PERCENTAGE     ACCUMULATION UNITS
                                      AT BEGINNING         AT END          CHANGE IN      OUTSTANDING AT THE
               FUND                     OF PERIOD         OF PERIOD        UNIT VALUE     END OF THE PERIOD       YEAR
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Balanced Fund -                1.061978           1.160549          9.28%               61,260           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                     1.000000           1.061978          6.20%                    0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige International Fund -           1.093071           1.326680         21.37%               16,001           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                     1.000000           1.093071          9.31%                    0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Large Cap Growth Fund -        1.140610           1.537896         34.83%              150,974           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                     1.000000           1.140610         14.06%                    0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Large Cap Value Fund -         1.050394           1.001685         -4.64%               20,014           1999
Institutional Service Class          ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                     1.000000           1.050394          5.04%                    0           1998
                                     ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------
Prestige Small Cap Fund -               1.091387           1.296152         18.76%              301,790           1999
Institutional Service Class           ---------------- ------------------ --------------- --------------------- ------------
(formerly, Class Y)                     1.000000           1.091387          9.14%                    0           1998
------------------------------------ ---------------- ------------------ --------------- --------------------- ------------

------------------------------------ ---------------- ------------------ --------------- --------------------- ------------